AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON June 15, 2007
                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 59             [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                   [ ]
                                AMENDMENT NO. 61                     [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401         Philadelphia, PA 19103-2921

                It is proposed that this filing become effective (check appropriate box):

                    [ ] Immediately upon filing pursuant to paragraph (b)
                    [ ] On [insert date] pursuant to paragraph (b)\
                    [ ] 60 days after filing pursuant to paragraph (a)(1)
                    [ ] On [date] pursuant to paragraph (a)(1)
                    [X] 75 days after filing pursuant to paragraph (a)(2)
                    [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 AUGUST 31, 2007

                  MUTUALHEDGE QUANTITATIVE TRADING LEGENDS FUND
                      MUTUALHEDGE EVENT DRIVEN LEGENDS FUND
                   MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND

                           CLASS A AND CLASS C SHARES

                               INVESTMENT ADVISER:
                          EQUINOX FUND MANAGEMENT, LLC

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The MutualHedge Quantitative Trading Legends Fund, the MutualHedge Equity Long-Short Legends Fund and the MutualHedge Event Driven Legends Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                        PAGE
     MUTUALHEDGE QUANTITATIVE TRADING LEGENDS FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS......................X
          PERFORMANCE INFORMATION........................................X
          FUND FEES AND EXPENSES.........................................X
     MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS......................X
          PERFORMANCE INFORMATION........................................X
          FUND FEES AND EXPENSES.........................................X
     MUTUALHEDGE EVENT DRIVEN LEGENDS FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS......................X
          PERFORMANCE INFORMATION........................................X
          FUND FEES AND EXPENSES.........................................X
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS................................X
     INVESTMENT ADVISER..................................................XX
     PORTFOLIO MANAGER...................................................XX
     PURCHASING AND SELLING FUND SHARES..................................XX
     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.................XX
     OTHER POLICIES......................................................XX
     DIVIDENDS AND DISTRIBUTIONS.........................................XX
     TAXES...............................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS..............Back Cover

                                     MUTUALHEDGE QUANTITATIVE TRADING LEGENDS FUND

---------------------------------------- -------------------------------------- --------------------------------------
 INVESTMENT STRATEGIES AND RISK PROFILE               ASSET CLASS                          ROLE IN PORTFOLIO
---------------------------------------- -------------------------------------- --------------------------------------
o    Seeks to achieve capital            o   Alternative asset or hedge         o   Allocation to alternative
     appreciation in both up and down        fund strategy.                         assets.
     (bull and bear) equity markets      o   Sub-class: systematic              o   Complementary role to
     with annual volatility on par           trading of futures, options and        stocks, bonds and other
     with global equity markets.             forward markets.                       alternative asset sub-classes.

o    Uses an investment strategy
     designed to provide
     investment returns similar to
     those produced by a grouping
     of distinct event driven
     trading programs executed
     by investment managers
     evaluated by Equinox (the
     "Adviser").

o    Invests in over the counter
     options or other derivatives
     linked to the underlying
     programs selected by
     Equinox.

                                         MUTUALHEDGE EVENT DRIVEN LEGENDS FUND

---------------------------------------- -------------------------------------- --------------------------------------
 INVESTMENT STRATEGIES AND RISK PROFILE               ASSET CLASS                          ROLE IN PORTFOLIO
---------------------------------------- -------------------------------------- --------------------------------------
o    Seeks to achieve capital            o   Alternative asset or hedge         o   Allocation to alternative
     appreciation in both up and             fund strategy.                         assets.
     down (bull and bear) equity         o   Sub-class: event driven            o   Complementary role to
     markets with annual                     (investment in securities of           stocks, bonds and other
     volatility on par with global           companies that are contemplating       alternative asset sub-classes.
     equity markets.                         material changes to their
o    Uses an investment strategy             financial situation - e.g., a
     designed to provide investment          merger).
     returns similar to those produced
     by a grouping of distinct event
     driven trading programs executed
     by investment managers evaluated
     by the Adviser.
o    Invests in over the counter
     options or other derivatives
     linked to the underlying
     programs selected by Equinox.

                                            MUTUALHEDGE EQUITY LONG-SHORT

---------------------------------------- -------------------------------------- --------------------------------------
INVESTMENT STRATEGIES AND RISK PROFILE                ASSET CLASS                          ROLE IN PORTFOLIO
---------------------------------------- -------------------------------------- --------------------------------------
o    Seeks to achieve capital            o   Alternative asset or hedge         o   Allocation to alternative
     appreciation in both up and down        fund strategy.                         assets.
     (bull and bear) equity markets      o   Sub-class: Equity                  o   Complementary role to
     with lower monthly volatility           Long-Short (employ long and            stocks, bonds and other
     than global equity markets.             short investment strategies            alternative asset sub-classes.
o    Uses an investment strategy             applied to common stock,
     designed to provide investment          preferred stock, convertible
     returns similar to those produced       securities, stock index futures
     by a grouping of distinct               and options of U.S. and foreign
     long-short equity investment            issuers).
     programs executed by investment
     managers evaluated by the Adviser.
o    Invests in over the counter
     options or other derivatives
     linked to the underlying
     programs selected by Equinox.

                  MUTUALHEDGE QUANTITATIVE TRADING LEGENDS FUND

FUND INVESTMENT OBJECTIVE

The MutualHedge Quantitative Trading Legends Fund (the "Fund") seeks capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets.

PRINCIPAL INVESTMENT STRATEGIES

Equinox Fund Management, LLC ("Equinox" or the "Adviser"), uses an investment strategy that is designed to provide investment returns similar to those produced by a grouping of systematic (i.e., quantitatively-based) trading programs developed by investment managers that Equinox has evaluated. These investment managers apply their systems across a broad cross-section of futures, options and forward markets. The grouping of systematic trading programs ("Program Basket") is assembled by Equinox as described below.

The programs comprising the Program Basket employ long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments that bear price and liquidity risk in a variety of markets with the aim of earning a profit for the Fund. These derivative instruments are tied to a wide variety of global underlying (cash) markets for currencies, fixed income instruments, equity indices, agricultural products, energy and metals. Profits are made when long positions appreciate and/or short positions depreciate. Conversely, losses are incurred when long positions depreciate and/or short positions appreciate.

The Fund will not invest directly in any of the limited liability companies or managed accounts upon which the Program Basket is based. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as options, swap agreements, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox assembles the Program Basket with the aim of providing a benchmark of diverse exposure to quantitative trading systems that Equinox believes will, over the long run:

     o    Produce positive absolute returns;
     o    Demonstrate low correlation with the S&P 500 Index; and
     o Experience annual volatility comparable to traditional broad-based financial market indices such as the S&P 500 Index.

In its role as Investment Adviser to the Fund, Equinox employs a five-step process to identify the Investment Strategy and assemble the Program Basket:

     i. Defining the Investment Strategy and Program Basket Characteristics. The first step in defining the Investment Strategy and Program Basket is to identify and categorize the investment characteristics which are consistent with the investment goals and performance expectations of Equinox and the fund investor. Once this has been accomplished, the next step is the research process.

     ii. Research. As a foundation for its research process, Equinox relies upon its experience, expertise, infrastructure and multiple information sources. Equinox uses proprietary and commercial databases and analytical tools to identify and monitor potential investment strategies and advisors. These databases and tools are supplemented with informal investment community contacts and networks that Equinox and its personnel have developed over the past 25 years. This research frames the opportunity set for the Program Basket.

     iii. Screening Investment Managers and Programs. Equinox screens investment managers and their programs using a rigorous quantitative and qualitative process. Equinox applies a variety of analytical and statistical methods to filter its databases for potential advisors and programs. Investment managers and programs passing the quantitative screens are scrutinized and culled using numerous qualitative factors that are consistent with desired Program Basket characteristics.

     iv. Portfolio Design and Asset Allocation. When designing a multi-advisor portfolio like the Program Basket, Equinox's research and analysis focuses on the interrelationships among the programs of the investment managers. The contribution of each investment manager is assessed and incorporated into the composite portfolio selection process. The aim of the process is to develop a portfolio composite that offers more consistent performance potential with less volatility than that of any individual program component. Equinox uses quantitative techniques (e.g., attribution analysis and correlation analysis) and qualitative measures (e.g., trading styles and time horizons) to develop the Program Basket and its weightings to its component programs.

     v. Risk Management. To monitor the trading results of the Program Basket, Equinox adheres to risk management principles in order to control and contain its risk exposure. To ensure that investment objectives are being achieved, Equinox reviews and analyzes its portfolio components regularly. Equinox monitors leverage, volatility, market sector exposure, drawdowns from peak profit levels, frequency of trading activity and other parameters to measure and control Program Basket risk.

Equinox seeks to ensure that the Program Basket references individual limited liability companies that are not affiliated with the quantitative investment manager, that such reference companies do not invest in funds or entities controlled by the investment manager but instead use managed accounts, and that the results of the managed accounts are reviewed and priced by a party other than the quantitative investment manager.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, most likely achieve the investment objective of the Fund.

The Program Basket shall initially reference the performance of limited liability companies established by Lyxor Asset Management SA, a wholly-owned subsidiary of Societe Generale Group. Each of these limited liability companies has granted authority to an investment manager to execute a specific systematic trading program through a separate trading account (a "managed account"). Lyxor has developed one of the largest managed accounts platforms with approximately 170 separate managed accounts owned by an equal number of limited liability companies controlled by Lyxor. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is neither in any way affiliated with or sponsored by Lyxor Asset Management or Societe Generale Group nor any of its other subsidiaries or affiliates.

The Fund shall initially seek to gain exposure to the Program Basket returns primarily by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives (see "Leverage/Volatility Risk" below).

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, Exchange-Traded Funds ("ETFs"), and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. There can be no assurance that the Fund will achieve its investment objectives or that losses will be avoided.

LEVERAGE/VOLATILITY RISK

The Fund invests in Program Basket Derivatives. As described above, Program Basket Derivatives will normally have economic leverage inherent in their terms, and the overall amount of leverage will be determined by the extent to which the Program Basket Derivatives are funded relative to the Fund's exposure to the

Program Basket. Under normal circumstances, the Program Basket, with its economic leverage, approximately equals 100% of the Fund's net assets. As a result, a small investment in Program Basket Derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

In addition, economic leverage is inherent in the derivative instruments that are used by programs that comprise the Program Basket and is inherent in derivative investments that are available for direct purchase by the Fund. The cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed. A relatively small investment in derivatives may have a large impact on the Fund's performance.

PROGRAM BASKET RISK

The Fund seeks to gain exposure to the Program Basket through Program Basket Derivatives. The ability of Equinox to assemble the Program Basket is dependent on the availability of investment programs that can serve as the Program Basket components. Equinox does not control the availability of these third party investment programs, and therefore Equinox may not be able to assemble a Program Basket that meets the Fund's Investment Objective. Furthermore, the availability of counterparties willing to offer Program Basket Derivatives may become severely restricted or non-existent, which could materially increase the cost of the Program Basket Derivatives or eliminate the ability of Equinox to pursue its investment strategy on behalf of the Fund.

COUNTERPARTY CREDIT RISK

When the Fund invests in Program Basket Derivatives, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties financial capabilities other than the Adviser's assessment, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

LIQUIDITY RISK

The Fund may invest a portion of its net assets in Program Basket Derivatives and other illiquid securities, such as warrants. These securities generally are not readily marketable and, therefore, may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out Program Basket Derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in Program Basket Derivatives is also subject to the risk that the Fund may not be able to terminate the Program Basket Derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays or lag effects.

INTEREST RATE / MARGIN RISK

The Fund may enter into Program Basket Derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket established by Equinox. To the extent that the Fund engages in such transactions (or other transactions that subject the Fund to payments at floating interest rates), changes in interest rates may affect the operating results of the Fund. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk. In addition, rising interest rates may have a negative impact on the performance of the Program Basket. The anticipated use of margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers (or other counterparties) as collateral for Program Basket Derivatives or other derivative or borrowing transactions decline in value, or should the collateral requirement increase due to a change in value of the underlying securities or an increase in maintenance margin requirements (i.e., a reduction in the percentage of a position that can be financed), then there could be a margin call, pursuant to which additional funds would have to be deposited with the broker, or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. It is anticipated that Program Basket Derivatives will provide that in lieu of meeting a margin call, the Fund may sell a portion of its Program Basket exposure, which means that the Fund is effectively locking in the loss without the potential of participating in any future increase in the Program Basket. In the event of a precipitous drop in the value of Program Basket, the Fund could be forced to sell its entire Program Basket exposure and forfeit the entire amount of cash or liquid securities held in the Fund's collateral account. In addition, in order to raise cash to meet redemption requests, the Fund may be forced to terminate a Program Basket Derivative or sell a portion of its exposure to reduce its margin requirements, generally at a value significantly discounted to the possible value the Fund might realize if the Program Basket Derivatives were held to expiration or sold in a more timely fashion.

MANAGEMENT RISK

Equinox has no prior experience managing a mutual fund. Its inexperience exposes investors to investment and operational risks that a more experienced manager may be able to eliminate or mitigate.

CONCENTRATION RISK

To the extent that the Program Basket is concentrated in similar trading strategies and markets traded, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

OPPOSING POSITION RISK

The Program Basket comprises multiple systematic trading programs that are developed and managed by distinct and separate managers. It is therefore possible that two or more systematic trading programs within the Program Basket may hold opposing long and short positions for the same financial instrument. Such opposing positions would create additional trading costs for the Program Basket without the likelihood of positive return potential for the Program Basket or the Fund.

NON-DIVERSIFICATION RISK

The Fund is not a diversified fund as the term is defined in the 1940 Act because the Fund invests in a small number of Program Basket Derivatives. To the extent the Fund invests a significant percentage of its assets with a single counterparty under the terms of a Program Basket Derivative, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

FIXED-INCOME RISK

A substantial portion of the Fund's assets may be invested in U.S. Treasuries or other short-term debt obligations. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt security prices tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

AGGRESSIVE INVESTMENT RISK

The Fund's investment strategies involve greater risks than the strategies used by typical mutual funds, including the use of Program Basket Derivatives and leverage. Furthermore, the systematic trading programs that comprise the Program Basket use derivative financial instruments that are actively traded using a variety of strategies and investment techniques that may involve significant risks. The derivative financial instruments traded include commodities, currencies, futures, options and forward contracts and other derivative instruments that have inherent leverage and price volatility that result in greater risk than instruments used by typical mutual funds, and the systematic programs used to trade them may rely on proprietary investment strategies that are not fully disclosed, which may in turn result in risks that are not anticipated. In addition, the managers of the of these systematic trading programs are often entitled to receive performance-based compensation out of the net profits of these programs, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

PERFORMANCE INFORMATION

The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                          CLASS A SHARES     CLASS C SHARES
---------------------------------------------------------------------- ------------------ ---------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)                                                             5.75%(1)           None
Maximum Deferred Sales Charge (Load) (as a percentage of offering             None               None
  price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and               None               None
  other Distributions (as a percentage of offering price)
Exchange Fee                                                                  None               None
Redemption Fee (as a percentage of amount redeemed, if applicable) (2)       1.00%              1.00%

----------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) Redemption fee is assessed on redemptions of shares that have been held for less than 30 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
<
                                               CLASS A SHARES   CLASS C SHARES
---------------------------------------------- --------------   --------------
Investment Advisory Fees                           1.70%             1.70%
Distribution and Service (12b-1) Fees              0.25%             1.00%
Other Expenses*                                    0.67%             0.67%
                                                   -----             -----
Total Annual Fund Operating Expenses               2.62%             3.37%
Less Fee Waivers and Expense Reimbursements**     (0.42%)           (0.42%)
                                                  -------           -------
Net Total Annual Fund Operating Expenses           2.20%             2.95%
----------
* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
** The Fund's Adviser has contractually agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 2.20% for Class A Shares and 2.95% for Class C Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 2.20% for Class A Shares and 2.95% for Class C Shares to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR     3 YEARS
                   ------     -------
CLASS A SHARES     $785       $1,305
CLASS C SHARES     $298         $997

                      MUTUALHEDGE EVENT DRIVEN LEGENDS FUND

FUND INVESTMENT OBJECTIVE

The MutualHedge Event Driven Legends Fund (the "Fund") seeks capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets.

PRINCIPAL INVESTMENT STRATEGIES

Equinox Fund Management, LLC ("Equinox" or the "Adviser"), uses an investment strategy that is designed to provide investment returns similar to those produced by a grouping of distinct event driven trading programs executed by investment managers that Equinox has evaluated ("Event Driven Investment Managers"). These Event Driven Investment Managers invest in securities of companies that are contemplating material changes to their financial situation (a merger, for example). The grouping of these event-driven trading programs ("Program Basket") is assembled by Equinox as described below.

The programs comprising the Program Basket employ trading strategies designed to capture price movements in stocks and other securities of companies that are expected to be involved in corporate events, including, but not limited to: mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other special situations.

The Fund will not invest directly in any of the limited liability companies or managed accounts upon which the Program Basket is based. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as options, swap agreements, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox assembles the Program Basket with the aim of providing a benchmark of diverse exposure to event driven trading strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;
     o    Demonstrate low correlation with the S&P 500 Index; and
     o Experience annual volatility comparable to traditional broad-based financial market indices such as the S&P 500 Index.

In its role as Investment Adviser to the Fund, Equinox employs a five-step process to identify the Investment Strategy and assemble the Program Basket:

     i. Defining the Investment Strategy and Program Basket Characteristics. The first step in defining the Investment Strategy and Program Basket is to identify and categorize the investment characteristics which are consistent with the investment goals and performance expectations of Equinox and the fund investor. Once this has been accomplished, the next step is the research process.

     ii. Research. As a foundation for its research process, Equinox relies upon its experience, expertise, infrastructure and multiple information sources. Equinox uses proprietary and commercial databases and analytical tools to identify and monitor potential investment strategies and advisors. These databases and tools are supplemented with informal investment community contacts and networks that Equinox and its personnel have developed over the past 25 years. This research frames the opportunity set for the Program Basket.

     iii. Screening Investment Managers and Programs. Equinox screens investment managers and their programs using a rigorous quantitative and qualitative process. Equinox applies a variety of analytical and statistical methods to filter its databases for potential advisors and programs. Investment managers and programs passing the quantitative screens are scrutinized and culled using numerous qualitative factors that are consistent with desired Program Basket characteristics.

     iv. Portfolio Design and Asset Allocation. When designing a multi-advisor portfolio like the Program Basket, Equinox's research and analysis focuses on the interrelationships among the programs of the investment managers. The contribution of each advisor is assessed and incorporated into the composite portfolio selection process. The aim of the process is to develop a portfolio composite that offers more consistent performance potential with less volatility than that of any individual program component. Equinox uses quantitative techniques (e.g., attribution analysis and correlation analysis) and qualitative measures (e.g., trading styles and time horizons) to develop the Program Basket and its weightings to its component programs.

     v. Risk Management. To monitor the trading results of the Program Basket, Equinox adheres to risk management principles in order to control and contain its risk exposure. To ensure that investment objectives are being achieved, Equinox reviews and analyzes its portfolio components regularly. Equinox monitors leverage, volatility, market sector exposure, drawdowns from peak profit levels, frequency of trading activity and other parameters to measure and control Program Basket risk.

Equinox seeks to ensure that the Program Basket references individual limited liability companies that are not affiliated with the event driven investment manager, that such reference companies do not invest in funds or entities controlled by the investment manager but instead use managed accounts, and that the results of the managed accounts are reviewed and priced by a party other than the event driven investment manager.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, most likely achieve the investment objective of the Fund.

The Program Basket shall initially reference the performance of limited liability companies established by Lyxor Asset Management SA, a wholly-owned subsidiary of Societe Generale Group. Each of these limited liability companies has granted authority to an investment manager to execute a specific event driven investment program through a separate trading account (a "managed account"). Lyxor has developed one of the largest managed accounts platforms with approximately 170 separate managed accounts owned by an equal number of limited liability companies controlled by Lyxor. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is neither in any way affiliated with or sponsored by Lyxor Asset Management or Societe Generale Group nor any of its other subsidiaries or affiliates.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives (see "Leverage/Volatility Risk" below).

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, Exchange-Traded Funds ("ETFs"), and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. There can be no assurance that the Fund will achieve its investment objectives or that losses will be avoided.

LEVERAGE/VOLATILITY RISK

The Fund invests in Program Basket Derivatives. As described above, Program Basket Derivatives will normally have economic leverage inherent in their terms, and the overall amount of leverage will be determined by the extent to which the Program Basket Derivatives are funded relative to the Fund's exposure to the

Program Basket. Under normal circumstances, the Program Basket, with its economic leverage, approximately equals 100% of the Fund's net assets. As a result, a small investment in Program Basket Derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

In addition, economic leverage is inherent in the derivative instruments that are used by programs that comprise the Program Basket and is inherent in derivative investments that are available for direct purchase by the Fund. The cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed. A relatively small investment in derivatives may have a large impact on the Fund's performance.

PROGRAM BASKET RISK

The Fund seeks to gain exposure to the Program Basket through Program Basket Derivatives. The ability of Equinox to assemble the Program Basket is dependent on the availability of investment programs that can serve as the Program Basket components. Equinox does not control the availability of these third party investment programs, and therefore Equinox may not be able to assemble a Program Basket that meets the Fund's Investment Objective. Furthermore, the availability of counterparties willing to offer Program Basket Derivatives may become severely restricted or non-existent, which could materially increase the cost of the Program Basket Derivatives or eliminate the ability of Equinox to pursue its investment strategy on behalf of the Fund.

COUNTERPARTY CREDIT RISK

When the Fund invests in Program Basket Derivatives, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties financial capabilities other than the Adviser's assessment, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

LIQUIDITY RISK

The Fund may invest a portion of its net assets in Program Basket Derivatives and other illiquid securities, such as warrants. These securities generally are not readily marketable and, therefore, may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out Program Basket Derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in Program Basket Derivatives is also subject to the risk that the Fund may not be able to terminate the Program Basket Derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays or lag effects.

INTEREST RATE / MARGIN RISK

The Fund may enter into Program Basket Derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket established by Equinox. To the extent that the Fund engages in such transactions (or other transactions that subject the Fund to payments at floating interest rates), changes in interest rates may affect the operating results of the Fund. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk. In addition, rising interest rates may have a negative impact on the performance of the Program Basket. The anticipated use of margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers (or other counterparties) as collateral for Program Basket Derivatives or other derivative or borrowing transactions decline in value, or should the collateral requirement increase due to a change in value of the underlying securities or an increase in maintenance margin requirements (i.e., a reduction in the percentage of a position that can be financed), then there could be a margin call, pursuant to which additional funds would have to be deposited with the broker, or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. It is anticipated that Program Basket Derivatives will provide that in lieu of meeting a margin call, the Fund may sell a portion of its Program Basket exposure, which means that the Fund is effectively locking in the loss without the potential of participating in any future increase in the Program Basket. In the event of a precipitous drop in the value of Program Basket, the Fund could be forced to sell its entire Program Basket exposure and forfeit the entire amount of cash or liquid securities held in the Fund's collateral account. In addition, in order to raise cash to meet redemption requests, the Fund may be forced to terminate a Program Basket Derivative or sell a portion of its exposure to reduce its margin requirements, generally at a value significantly discounted to the possible value the Fund might realize if the Program Basket Derivatives were held to expiration or sold in a more timely fashion.

MANAGEMENT RISK

Equinox has no prior experience managing a mutual fund. Its inexperience exposes investors to investment and operational risks that a more experienced manager may be able to eliminate or mitigate.

CONCENTRATION RISK

To the extent that the Program Basket is concentrated in similar trading strategies and markets traded, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

OPPOSING POSITION RISK

The Program Basket comprises multiple systematic trading programs that are developed and managed by distinct and separate managers. It is therefore possible that two or more systematic trading programs within the Program Basket may hold opposing long and short positions for the same financial instrument. Such opposing positions would create additional trading costs for the Program Basket without the likelihood of positive return potential for the Program Basket or the Fund.

NON-DIVERSIFICATION RISK

The Fund is not a diversified fund as the term is defined in the 1940 Act because the Fund invests in a small number of Program Basket Derivatives. To the extent the Fund invests a significant percentage of its assets with a single counterparty under the terms of a Program Basket Derivative, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

FIXED-INCOME RISK

A substantial portion of the Fund's assets may be invested in U.S. Treasuries or other short-term debt obligations. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt security prices tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

EQUITY RISK

The Program Basket comprises investment programs that invest in equities and equity linked securities. Equity markets are volatile and the value of the Fund's investment holdings may fluctuate significantly from day to day depending on the performance of the companies that issued the equities, general market and economic conditions and investor confidence. This volatility may cause the value of an investment in the Fund to decrease.

SHORT SALE RISK / PUT AND CALL OPTIONS RISK

The Program Basket comprises investment programs that employ various hedging practices, which by definition entail substantial risks. These investment programs often may involve the purchase of shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. But if an acquisition is called off or otherwise not completed, the investment program may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position on a timely basis, resulting in losses to the Program Basket and Fund.

AGGRESSIVE INVESTMENT RISK

The Fund's investment strategies involve greater risks than the strategies used by typical mutual funds, including the use of Program Basket Derivatives and leverage. Furthermore, event driven trading strategies that comprise the Program Basket may result in high turnover rates of securities which may increase brokerage commissions and other transactional costs. In addition, the managers of these event driven programs are often entitled to receive performance-based compensation out of the net profits of these programs, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements. In addition, the Program Basket comprises trading programs that make investments based on anticipated corporate events and such corporate events may be renegotiated or terminated, in which case the Fund may realize losses.

PERFORMANCE INFORMATION

The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       CLASS A SHARES  CLASS C SHARES
---------------------------------------------------------------------- --------------  --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)                                                         5.75%(1)          None
Maximum Deferred Sales Charge (Load) (as a percentage of offering         None              None
  price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and           None              None
  other Distributions (as a percentage of offering price)
Exchange Fee                                                              None              None
Redemption Fee (as a percentage of amount redeemed, if applicable) (2)   1.00%             1.00%

----------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) Redemption fee is assessed on redemptions of shares that have been held for less than 30 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               CLASS A SHARES   CLASS C SHARES
---------------------------------------------- --------------   --------------
Investment Advisory Fees                           1.70%            1.70%
Distribution and Service (12b-1) Fees              0.25%            1.00%
Other Expenses*                                    0.67%            0.67%
                                                   -----            -----
Total Annual Fund Operating Expenses               2.62%            3.37%
Less Fee Waivers and Expense Reimbursements**     (0.42%)          (0.42%)
                                                  -------          -------
Net Total Annual Fund Operating Expenses           2.20%            2.95%
----------
* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
** The Fund's Adviser has contractually agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 2.20% for Class A Shares and 2.95% for Class C Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 2.20% for Class A Shares and 2.95% for Class C Shares to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR     3 YEARS
                   ------     -------
CLASS A SHARES     $785       $1,305
CLASS C SHARES     $298         $997

                   MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND

FUND INVESTMENT OBJECTIVE

The MutualHedge Equity Long-Short Legends Fund (the "Fund") seeks capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets.

PRINCIPAL INVESTMENT STRATEGIES

Equinox Fund Management, LLC ("Equinox" or the "Adviser"), the Fund's investment adviser, uses an investment strategy that is designed to provide investment returns similar to those produced by a grouping of distinct long-short equity investment programs. The grouping of these long-short investment programs ("Program Basket") is assembled by Equinox as described below.

The programs comprising the Program Basket employ long and short investment strategies applied to common stock, preferred stock, convertible securities, stock index futures and options of U.S. and foreign issuers. Profits are made when long positions appreciate and stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

The Fund will not invest directly in any of the limited liability companies or managed accounts upon which the Program Basket is based. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as swap agreements, warrants, options, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox assembles the Program Basket with the aim of providing a benchmark of diverse exposure to long-short equity investment strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;
     o    Demonstrate low-to-moderate correlation with the S&P 500 Index; and
     o Experience lower average monthly volatility compared to traditional broad-based financial market indices such as the S&P 500 Index.

In its role as Investment Adviser to the Fund, Equinox employs a five-step process to identify the Investment Strategy and assemble the Program Basket:

     i. Defining the Investment Strategy and Program Basket Characteristics. The first step in defining the Investment Strategy and Program Basket is to identify and categorize the investment characteristics which are consistent with the investment goals and performance expectations of Equinox and the fund investor. Once this has been accomplished, the next step is the research process.

     ii. Research. As a foundation for its research process, Equinox relies upon its experience, expertise, infrastructure and multiple information sources. Equinox uses proprietary and commercial databases and analytical tools to identify and monitor potential investment strategies and advisors. These databases and tools are supplemented with informal investment community contacts and networks that Equinox and its personnel have developed over the past 25 years. This research frames the opportunity set for the Program Basket.

     iii. Screening Investment Managers and Programs. Equinox screens investment managers and their programs using a rigorous quantitative and qualitative process. Equinox applies a variety of analytical and statistical methods to filter its databases for potential advisors and programs. Investment managers and programs passing the quantitative screens are scrutinized and culled using numerous qualitative factors that are consistent with desired Program Basket characteristics.

     iv. Portfolio Design and Asset Allocation. When designing a multi-advisor portfolio like the Program Basket, Equinox's research and analysis focuses on the interrelationships among the programs of the investment managers. The contribution of each advisor is assessed and incorporated into the composite portfolio selection process. The aim of the process is to develop a portfolio composite that offers more consistent performance potential with less volatility than that of any individual program component. Equinox uses quantitative techniques (e.g., attribution analysis and correlation analysis) and qualitative measures (e.g., trading styles and time horizons) to develop the Program Basket and its weightings to its component programs.

     v. Risk Management. To monitor the trading results of the Program Basket, Equinox adheres to risk management principles in order to control and contain its risk exposure. To ensure that investment objectives are being achieved, Equinox reviews and analyzes its portfolio components regularly. Equinox monitors leverage, volatility, market sector exposure, drawdowns from peak profit levels, frequency of trading activity and other parameters to measure and control Program Basket risk.

Equinox seeks to ensure that the Program Basket references individual limited liability companies that are not affiliated with the long-short investment manager, that such reference companies do not invest in funds or entities controlled by the investment manager but instead use managed accounts, and that the results of the managed accounts are reviewed and priced by a party other than the investment manager.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of the Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, most likely achieve the investment objective of the Fund.

The Program Basket shall initially reference the performance of limited liability companies established by Lyxor Asset Management SA, a wholly-owned subsidiary of Societe Generale Group. Each of these limited liability companies has granted authority to an investment manager to execute a specific equity long-short investment program through a separate trading account (a "managed account"). Lyxor has developed one of the largest managed accounts platforms with approximately 170 separate managed accounts owned by an equal number of limited liability companies controlled by Lyxor. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is neither in any way affiliated with or sponsored by Lyxor Asset Management or Societe Generale Group nor any of its other subsidiaries or affiliates.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives (see "Leverage/Volatility Risk" below).

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, Exchange-Traded Funds ("ETFs"), and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

LEVERAGE/VOLATILITY RISK

The Fund invests in Program Basket Derivatives. As described above, Program Basket Derivatives will normally have economic leverage inherent in their terms, and the overall amount of leverage will be determined by the extent to which the Program Basket Derivatives are funded relative to the Fund's exposure to the Program Basket. Under normal circumstances, the Program Basket, with its economic leverage, approximately equals 100% of the Fund's net assets. As a result, a small investment in Program Basket Derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

In addition, economic leverage is inherent in the derivative instruments that are used by programs that comprise the Program Basket and is inherent in derivative investments that are available for direct purchase by the Fund. The cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed. A relatively small investment in derivatives may have a large impact on the Fund's performance.

PROGRAM BASKET RISK

The Fund seeks to gain exposure to the Program Basket through Program Basket Derivatives. The ability of Equinox to assemble the Program Basket is dependent on the availability of investment programs that can serve as the Program Basket components. Equinox does not control the availability of these third party investment programs, and therefore Equinox may not be able to assemble a Program Basket that meets the Fund's Investment Objective. Furthermore, the availability of counterparties willing to offer Program Basket Derivatives may become severely restricted or non-existent, which could materially increase the cost of the Program Basket Derivatives or eliminate the ability of Equinox to pursue its investment strategy on behalf of the Fund.

COUNTERPARTY CREDIT RISK

When the Fund invests in Program Basket Derivatives, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

In addition, to the extent the Fund deals with a limited number of counterparties it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties financial capabilities other than the Adviser's assessment, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

LIQUIDITY RISK

The Fund may invest a portion of its net assets in Program Basket Derivatives and other illiquid securities, such as warrants. These securities generally are not readily marketable and, therefore, may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out Program Basket Derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in Program Basket Derivatives is also subject to the risk that the Fund may not be able to terminate the Program Basket Derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays or lag effects.

INTEREST RATE / MARGIN RISK

The Fund may enter into Program Basket Derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket established by Equinox. To the extent that the Fund engages in such transactions (or other transactions that subject the Fund to payments at floating interest rates), changes in interest rates may affect the operating results of the Fund. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk. In addition, rising interest rates may have a negative impact on the performance of the Program Basket. The anticipated use of margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers (or other counterparties) as collateral for Program Basket Derivatives or other derivative or borrowing transactions decline in value, or should the collateral requirement increase due to a change in value of the underlying securities or an increase in maintenance margin requirements (i.e., a reduction in the percentage of a position that can be financed), then there could be a margin call, pursuant to which additional funds would have to be deposited with the broker, or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. It is anticipated that Program Basket Derivatives will provide that in lieu of meeting a margin call, the Fund may sell a portion of its Program Basket exposure, which means that the Fund is effectively locking in the loss without the potential of participating in any future increase in the Program Basket. In the event of a precipitous drop in the value of Program Basket, the Fund could be forced to sell its entire Program Basket exposure and forfeit the entire amount of cash or liquid securities held in the Fund's collateral account. In addition, in order to raise cash to meet redemption requests, the Fund may be forced to terminate a Program Basket Derivative or sell a portion of its exposure to reduce its margin requirements, generally at a value significantly discounted to the possible value the Fund might realize if the Program Basket Derivatives were held to expiration or sold in a more timely fashion.

MANAGEMENT RISK

Equinox has no prior experience managing a mutual fund. Its inexperience exposes investors to investment and operational risks that a more experienced manager may be able to eliminate or mitigate.

CONCENTRATION RISK

To the extent that the Program Basket is concentrated in similar trading strategies and markets traded, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

OPPOSING POSITION RISK

The Program Basket comprises multiple systematic trading programs that are developed and managed by distinct and separate managers. It is therefore possible that two or more systematic trading programs within the Program Basket may hold opposing long and short positions for the same financial instrument. Such opposing positions would create additional trading costs for the Program Basket without the likelihood of positive return potential for the Program Basket or the Fund.

NON-DIVERSIFICATION RISK

The Fund is not a diversified fund as the term is defined in the 1940 Act because the Fund invests in a small number of Program Basket Derivatives. To the extent the Fund invests a significant percentage of its assets with a single counterparty under the terms of a Program Basket Derivative, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

FIXED-INCOME RISK

A substantial portion of the Fund's assets may be invested in U.S. Treasuries or other short-term debt obligations. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt security prices tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

AGGRESSIVE INVESTMENT RISK

The Fund's investment strategies involve greater risks than the strategies used by typical mutual funds, including the use of Program Basket Derivatives and leverage. Furthermore, the long-short investment programs that comprise the Program Basket employ short sales (which involve the risk of an unlimited increase in the market of the securities sold short, which could result in a theoretically unlimited loss), leverage and derivatives. Although many of these long-short programs use hedging strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies or that such hedging will be successful or that consistent absolute returns will be achieved. In addition, the managers of these long-short trading programs are often entitled to receive performance-based compensation out of the net profits of these programs, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

EQUITY RISK

The Program Basket comprises investment programs that invest in equities and equity linked securities. Equity markets are volatile and the value of the Fund's investment holdings may fluctuate significantly from day to day depending on the performance of the companies that issued the equities, general market and economic conditions and investor confidence. This volatility may cause the value of an investment in the Fund to decrease.

SHORT SALE RISK

The Program Basket comprises investment programs that may sell equity securities short. If a security sold short increases in price, the investment program manager may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the program manager also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the investment program may be required to pay in connection with the short sale. In addition, because the investment program's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the loss on a long position arises from decreases in the value of the security and is limited by the fact that a security s value cannot drop below zero.

PERFORMANCE INFORMATION

The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       CLASS A SHARES CLASS C SHARES
---------------------------------------------------------------------- -------------- --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)                                                           5.75%(1)       None
Maximum Deferred Sales Charge (Load) (as a percentage of offering           None           None
  price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and             None           None
  other Distributions (as a percentage of offering price)
Exchange Fee                                                                None           None
Redemption Fee (as a percentage of amount redeemed, if applicable) (2)      1.00%         1.00%

----------
(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) Redemption fee is assessed on redemptions of shares that have been held for less than 30 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               CLASS A SHARES     CLASS C SHARES
---------------------------------------------- --------------     --------------
Investment Advisory Fees                           1.70%               1.70%
Distribution and Service (12b-1) Fees              0.25%               1.00%
Other Expenses*                                    0.67%               0.67%
                                                   -----               -----
Total Annual Fund Operating Expenses               2.62%               3.37%
Less Fee Waivers and Expense Reimbursements**     (0.42%)             (0.42%)
                                                  -------             -------
Net Total Annual Fund Operating Expenses           2.20%               2.95%
----------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

** The Fund's Adviser has contractually agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 2.20% for Class A Shares and 2.95% for Class C Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 2.20% for Class A Shares and 2.95% for Class C Shares to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR     3 YEARS
                   ------     -------
CLASS A SHARES     $785       $1,305
CLASS C SHARES     $298         $997

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Funds may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with their investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER

Equinox Fund Management, LLC, a Delaware limited liability company formed in 2007, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 1660 Lincoln Street, Suite 100, Denver, CO 80264. The Adviser is an affiliate of The Bornhoft Corporation., an alternative investment management firm founded in 1985 to address the investment needs of institutions and high net worth investors. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of June 1, 2007, the Adviser had approximately $430 million in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.70% for each Fund. The Funds' Adviser has contractually agreed with the Fund to waive advisory fees and, if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 2.20% for Class A Shares and 2.95% for Class C Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between each Fund's "Total Annual Fund Operating Expenses" and 2.20% for Class A Shares and 2.95% for Class C Shares to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser can be found in the Funds' Semi-Annual Report to Shareholders dated January 31, 2008.

PORTFOLIO MANAGER

Richard Bornhoft is the Chairman and Chief Investment Officer of the Adviser and is responsible for all day-to-day investment decisions for the Funds, including:
(i) development of alternative asset strategies, (ii) final screening and selection of the Program Basket and other financial instruments, (iii) negotiation of the terms of each investment (including those of managed accounts and over- the-counter derivatives), (iv) asset allocation among selected investment vehicles or derivative instruments, and (v) risk monitoring and risk management. Prior to March 2007, Mr. Bornhoft served as President and CEO of the Adviser from the founding of the firm in August 2003.

Mr. Bornhoft also serves as the President and CEO of The Bornhoft Group Corporation. Mr. Bornhoft makes all day-to-day investment decisions for money managed and/or advised by The Bornhoft Group. He has more than twenty-five years of experience in advising both private and institutional clientele in the alternative investment industry. Over the course of his career, Mr. Bornhoft has designed and operated alternative investment portfolios for approximately twenty
(20) pension plans, corporations and banking institutions throughout the world. He is also a principal of Bornhoft Group Securities Corporation, a registered broker/dealer, and SectorQuant Capital Management, an equities money manager that applies the principles of behavioral finance to allocate investments across equity sectors and trading styles.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A and Class C Shares of the Funds.

Class A and Class C Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares, or any other check deemed high risk.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to MutualHedge Funds.

REGULAR MAIL ADDRESS

UMB Fund Services ("UMBFS")
c/o MutualHedge Funds
P.O. Box 2085
Milwaukee, WI 53201-2085

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o MutualHedge Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-877-635-FUND (3863) for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-877-635-FUND (3863) for instructions prior to wiring the funds.

WIRING INSTRUCTIONS

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number XXXXXXXX
For credit to MutualHedge Funds
Account Number XXXXXXXX
Further credit to:
Shareholder account number; names(s) of shareholder(s); SSN or TIN, and name of Fund to be purchased

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. To purchase shares by telephone, you must also have ACH instructions on your account because payment for purchases of shares may only be made through an ACH debit of your bank account. You may call 1-877-635-FUND (3863) to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may purchase Fund shares automatically under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in a Fund.

     o    Purchases may be made on the 5th, 10th, 20th, or 25th of each month.
     o To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.
     o You may sign up for the automatic investment program on your account application or by completing an Account Privileges Change Form.
     o Minimum initial investment is $XXXX (for automatic investment program only).
     o    Minimum subsequent investment is $XXX.

Please call shareholder services at 1-877-635-FUND (3863) for more information about participating in the program. UMBFS will charge your account a $25 fee for any ACH payment that is not honored.

MINIMUM INVESTMENTS

You can open an account with the Funds with a minimum initial investment of $2500. You may purchase additional shares for $500.

FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Fund shares, check daily net asset value per share ("NAV") or get additional information.


         Fund Name                 Class             Trading Symbol               CUSIP                Fund Code
---------------------------- ------------------- ----------------------- ------------------------- -------------------
 MutualHedge Quantitative         Class A                XXXXX                   00766Y307                 XXX
   Trading Legends Fund
                             ------------------- ----------------------- ------------------------- -------------------
                                  Class C                XXXXX                   00766Y406                 XXX
---------------------------- ------------------- ----------------------- ------------------------- -------------------
    MutualHedge Equity            Class A                XXXXX                   00766Y703                 XXX
  Long-Short Legends Fund
                             ------------------- ----------------------- ------------------------- -------------------
                                  Class C                XXXXX                   00766Y802                 XXX
---------------------------- ------------------- ----------------------- ------------------------- -------------------
 MutualHedge Event Driven         Class A                XXXXX                   00766Y505                 XXX
       Legends Fund
                             ------------------- ----------------------- ------------------------- -------------------
                                  Class C                XXXXX                   00766Y604                 XXX
---------------------------- ------------------- ----------------------- ------------------------- -------------------

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:

UMB Fund Services
c/o MutualHedge Funds
P.O. Box 2085
Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:

UMB Fund Services
c/o MutualHedge Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMB, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:
o The name of the Fund;
o The dollar amount or number of shares being redeemed;
o The account number; and o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-877-635-FUND (3863) for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-877-635-FUND (3863) between 8:30 a.m. and 6:30 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

     o    Your account number;
     o    The name in which your account is registered;
     o The Social Security or Taxpayer Identification Number under which the account is registered; and
     o    The address of the account holder, as stated in the Purchase
          Application.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Your AIP, if any, will be cancelled.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, a Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

     o Redemptions made by wire transfer to a bank other than the bank of record;
     o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
     o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;
     o    Redemptions over $50,000;
     o    Adding the telephone redemption option to an existing account;
     o    Changing ownership of your account; or
     o    Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Class A or Class C Shares of a MutualHedge Fund for the same share class of another MutualHedge Fund by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-877-635-FUND (3863) to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Funds calculate NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

                                                  YOUR SALES CHARGE AS A    YOUR SALES CHARGE AS   BROKER REALLOWANCE
                                                         PERCENTAGE             A PERCENTAGE          PERCENTAGE OF
CLASS A SHARES       IF YOUR INVESTMENT IS:           OF OFFERING PRICE     OF YOUR NET INVESTMENT   OFFERING PRICE
--------------- -------------------------------- ------------------------- ----------------------- ------------------
                LESS THAN $50,000                         5.75%                    6.10%                 5.18%
                $50,000 BUT LESS THAN $100,000            4.50%                    4.71%                 4.05%
                $100,000 BUT LESS THAN $250,000           3.50%                    3.63%                 3.15%
                $250,000 BUT LESS THAN $500,000           2.50%                    2.56%                 2.25%
                $500,000 BUT LESS THAN $1,000,000         2.00%                    2.04%                 1.80%
                $1,000,000 BUT LESS THAN $5,000,000       1.00%                    1.01%                 0.90%
                $5,000,000 AND OVER                       None                     None                  None

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges" on the following page.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

     o    through reinvestment of dividends and distributions;
     o through an Equinox asset allocation account advised by the Adviser or one of its affiliates;
     o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");
     o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
     o by employees, and members of their immediate family, of the Adviser and its affiliates;
     o    by employees and retirees of the Administrator or Distributor;
     o    by Trustees and officers of The Advisors' Inner Circle Fund II;
     o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;
     o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
     o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the Transfer Agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT

You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS

     o an individual, his or her spouse, or children residing in the same household;
     o    any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES

     o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS

     o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (E.G., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Medallion signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

The Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "How to Purchase Fund Shares" for minimum initial investment amounts). This provision does not apply:

o To retirement accounts and certain other accounts; or
o When the value of your account falls because of market fluctuations and not your redemptions.

The Funds will provide you at least 30 days' written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION OF FUND SHARES

The Funds have adopted a distribution plan for Class A and Class C Shares that allows the Funds to pay distribution and service fees for the sale and distribution of their shares, and for services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a maximum annual percentage of average daily net assets, are as follows:

Class A              0.25%
Class C              1.00%

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Funds that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Funds. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of a Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Funds may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Funds do not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Funds. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Funds.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than five "round trips" including exchanges into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Funds assess a redemption fee of 1.00% on redemptions by shareholders of Fund shares held for less than 30 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

     o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 1.00% redemption fee on redemptions of shares that have been held for less than 30 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 30 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-877-635-FUND (3863) to find out when the Fund expects to make a distribution to shareholders.

Each sale or exchange of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                MUTUALHEDGE FUNDS

INVESTMENT ADVISER

Equinox Fund Management, LLC
1660 Lincoln Street, Suite 100
Denver, CO 80264

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):

BY TELEPHONE:     1-877-635-FUND (3863)

BY MAIL:          UMB Fund Services
                  c/o MutualHedge Funds
                  P.O. Box 2085
                  Milwaukee, WI 53201-2085

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 EFM-PS-001-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 AUGUST 31, 2007

                  MUTUALHEDGE INSTITUTIONAL MULTI-STRATEGY FUND
                 MUTUALHEDGE INSTITUTIONAL GLOBAL ARBITRAGE FUND

                               INVESTMENT ADVISER:
                          EQUINOX FUND MANAGEMENT, LLC

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
        DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The MutualHedge Institutional Multi-Strategy Fund and the MutualHedge Institutional Global Arbitrage Fund (each a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                          PAGE

     MUTUALHEDGE INSTITUTIONAL MULTI-STRATEGY FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS........................X
          PERFORMANCE INFORMATION..........................................X
          FUND FEES AND EXPENSES...........................................X
     MUTUALHEDGE INSTITUTIONAL GLOBAL ARBITRAGE FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS........................X
          PERFORMANCE INFORMATION..........................................X
          FUND FEES AND EXPENSES...........................................X
     MORE INFORMATION ABOUT FUND INVESTMENTS...............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS..................................X
     INVESTMENT ADVISER....................................................XX
     PORTFOLIO MANAGER.....................................................XX
     PURCHASING AND SELLING FUND SHARES....................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS....................................XX
     OTHER POLICIES........................................................XX
     DIVIDENDS AND DISTRIBUTIONS...........................................XX
     TAXES.................................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS................Back Cover

           INSERT RISK/RETURN INFORMATION COMMON TO FUNDS ON THIS PAGE

     o    INVESTMENT PHILOSOPHY
     o    INVESTMENT APPROACH & METHODOLOGY

                  MUTUALHEDGE INSTITUTIONAL MULTI-STRATEGY FUND

FUND INVESTMENT OBJECTIVE

The MutualHedge Institutional Multi-Strategy Fund (the "Fund") seeks capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets.

PRINCIPAL INVESTMENT STRATEGIES

Equinox Fund Management, LLC ("Equinox" or the "Adviser"), uses an investment strategy that is designed to provide investment returns similar to those produced by a diverse grouping of distinct alternative investment programs. The grouping of these alternative investment programs ("Program Basket") is currently represented by the active trading programs that comprise the Lyxor Diversified Fund.

The Lyxor Diversified Fund consists of investment programs selected by Lyxor Asset Management SA from its alternative asset platform of approximately 170 separately managed accounts. The selected programs include various equity long-short, event driven, managed futures, global macro, and arbitrage trading strategies and investment techniques strategies. These alternative investment programs are managed by investment managers who are independent of Lyxor Asset Management.

The Lyxor Diversified Fund is a limited liability company established by Lyxor Asset Management, a wholly-owned subsidiary of Societe Generale Group. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is not in any way affiliated with or sponsored by Lyxor Asset Management or Societe Generale Group or any of its other subsidiaries or affiliates.

The Fund will not invest directly in the Lyxor Diversified Fund or any of the limited liability companies or managed accounts in which it invests. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as options, swap agreements, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox establishes the Program Basket with the aim of providing a benchmark of diverse exposure to alternative investment strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;

     o    Demonstrate low correlation with the S&P 500 Index; and

     o Experience lower average monthly volatility compared to traditional broad-based financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives (see "Leverage/Volatility Risk" below).

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, Exchange-Traded Funds ("ETFs"), and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, be consistent with the investment objective of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. There can be no assurance that the Fund will achieve its investment objectives or that losses will be avoided.

LEVERAGE/VOLATILITY RISK

The Fund invests in Program Basket Derivatives. As described above, Program Basket Derivatives will normally have economic leverage inherent in their terms, and the overall amount of leverage will be determined by the extent to which the Program Basket Derivatives are funded relative to the Fund's exposure to the Program Basket. Under normal circumstances, the Program Basket, with its economic leverage, approximately equals 100% of the Fund's net assets. As a result, a small investment in Program Basket Derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

In addition, economic leverage is inherent in the derivative instruments that are used by programs that comprise the Program Basket and is inherent in derivative investments that are available for direct purchase by the Fund. The cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed. A relatively small investment in derivatives may have a large impact on the Fund's performance.

PROGRAM BASKET RISK

The Fund seeks to gain exposure to the Program Basket through Program Basket Derivatives. The ability of Equinox to assemble the Program Basket is dependent on the availability of investment programs that can serve as the Program Basket components. Equinox does not control the availability of these third party investment programs, and therefore Equinox may not be able to assemble a Program Basket that meets the Fund's Investment Objective. Furthermore, the availability of counterparties willing to offer Program Basket Derivatives may become severely restricted or non-existent, which could materially increase the cost of the Program Basket Derivatives or eliminate the ability of Equinox to pursue its investment strategy on behalf of the Fund.

COUNTERPARTY CREDIT RISK

When the Fund invests in Program Basket Derivatives, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties financial capabilities other than the Adviser's assessment, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

LIQUIDITY RISK

The Fund may invest up a portion of its net assets in Program Basket Derivatives and other illiquid securities, such as warrants. These securities generally are not readily marketable and, therefore, may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out Program Basket Derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in Program Basket Derivatives is also subject to the risk that the Fund may not be able to terminate the Program Basket Derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays or lag effects.

INTEREST RATE / MARGIN RISK

The Fund may enter into Program Basket Derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket established by Equinox. To the extent that the Fund engages in such transactions (or other transactions that subject the Fund to payments at floating interest rates), changes in interest rates may affect the operating results of the Fund. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk. In addition, rising interest rates may have a negative impact on the performance of the Program Basket. The anticipated use of margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers (or other counterparties) as collateral for Program Basket Derivatives or other derivative or borrowing transactions decline in value, or should the collateral requirement increase due to a change in value of the underlying securities or an increase in maintenance margin requirements (i.e., a reduction in the percentage of a position that can be financed), then there could be a margin call, pursuant to which additional funds would have to be deposited with the broker, or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. It is anticipated that Program Basket Derivatives will provide that in lieu of meeting a margin call, the Fund may sell a portion of its Program Basket exposure, which means that the Fund is effectively locking in the loss without the potential of participating in any future increase in the Program Basket. In the event of a precipitous drop in the value of Program Basket, the Fund could be forced to sell its entire Program Basket exposure and forfeit the entire amount of cash or liquid securities held in the Fund's collateral account. In addition, in order to raise cash to meet redemption requests, the Fund may be forced to terminate a Program Basket Derivative or sell a portion of its exposure to reduce its margin requirements, generally at a value significantly discounted to the possible value the Fund might realize if the Program Basket Derivatives were held to expiration or sold in a more timely fashion.

MANAGEMENT RISK

Equinox has no prior experience managing a mutual fund. Its inexperience exposes investors to investment and operational risks that a more experienced manager may be able to eliminate or mitigate.

CONCENTRATION RISK

To the extent that the Program Basket is concentrated in similar trading strategies and markets traded, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

OPPOSING POSITION RISK

The Program Basket comprises multiple systematic trading programs that are developed and managed by distinct and separate managers. It is therefore possible that two or more systematic trading programs within the Program Basket may hold opposing long and short positions for the same financial instrument. Such opposing positions would create additional trading costs for the Program Basket without the likelihood of positive return potential for the Program Basket or the Fund.

NON-DIVERSIFICATION RISK

The Fund is not a diversified fund as the term is defined in the 1940 Act because the Fund invests in a small number of Program Basket Derivatives. To the extent the Fund invests a significant percentage of its assets with a single counterparty under the terms of a Program Basket Derivative, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

FIXED-INCOME RISK

A substantial portion of the Fund's assets may be invested in U.S. Treasuries or other short-term debt obligations. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt security prices tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

AGGRESSIVE INVESTMENT RISK

The Fund's investment strategies involve greater risks than the strategies used by typical mutual funds, including the use of Program Basket Derivatives and leverage. Furthermore, the Program Basket consists of trading strategies, investment techniques and instruments (e.g., derivatives) that may involve significant risks that are not typical of most mutual funds. In addition, Lyxor and the managers of these alternative investment programs are often entitled to receive performance-based compensation out of the net profits of these programs, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

EQUITY RISK

The Program Basket comprises investment programs that invest in equities and equity linked securities. Equity markets are volatile and the value of the Fund's investment holdings may fluctuate significantly from day to day depending on the performance of the companies that issued the equities, general market and economic conditions and investor confidence. This volatility may cause the value of an investment in the Fund to decrease.

SHORT SALE RISK

The Program Basket comprises investment programs that may sell equity securities short. If a security sold short increases in price, the investment program manager may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the program manager also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the investment program may be required to pay in connection with the short sale. In addition, because the investment program's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

PERFORMANCE INFORMATION

The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    0.50%
--------------------------------------------------------------------------------------------- ------------------------

----------
* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees*                                                             0.35%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses**                                                                      0.52%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.87%
------------------------------------------------------------ ---------------------------------------------------------
Less Fee Waivers and Expense Reimbursements***                                       (0.27%)
------------------------------------------------------------ ---------------------------------------------------------
Net Total Annual Fund Operating Expenses                                              0.60%
------------------------------------------------------------ ---------------------------------------------------------

----------
* The Fund pays the Adviser compensation at an annual rate as follows: 0.35% on the first $50 million, 0.30% on the next $50 million, and 0.25% in excess of $100 million.
** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
*** The Fund's Adviser has contractually agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.60% for Institutional Class Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 0.60% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

             1 YEAR                                  3 YEARS
--------------------------------- ----------------------------------------------

              $61                                      $251
--------------------------------- ----------------------------------------------

                 MUTUALHEDGE INSTITUTIONAL GLOBAL ARBITRAGE FUND

FUND INVESTMENT OBJECTIVE

The MutualHedge Institutional Global Arbitrage Fund seeks capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets.

PRINCIPAL INVESTMENT STRATEGIES

Equinox Fund Management, LLC uses an investment strategy that is designed to provide investment returns similar to those produced by a diverse grouping of arbitrage investment programs executed by historically successful investment managers. The grouping of these investment arbitrage programs is currently represented by active trading programs that comprise the Lyxor Global Arbitrage Fund.

The Lyxor Global Arbitrage Fund consists of arbitrage programs selected by Lyxor Asset Management SA from its alternative asset platform of separately managed accounts. The selected arbitrage programs include a variety of relative value, statistical arbitrage, and volatility and correlation trading strategies and investment techniques. These arbitrage programs are managed by skilled investment managers who are independent of Lyxor Asset Management.

The Fund will not invest directly in the Lyxor Global Arbitrage Fund or any of the programs or funds that comprise the Program Basket. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as options, swap agreements, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox establishes the Program Basket with the aim of providing a benchmark of diverse exposure to alternative investment strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;
     o    Demonstrate low correlation with the S&P 500 Index; and
     o Experience lower annual volatility compared to traditional financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation (or depreciation) of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the

Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives (see "Leverage/Volatility Risk" below).

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, Exchange-Traded Funds ("ETFs"), and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

The Program Basket shall initially reference the Lyxor Global Arbitrage Fund, a limited liability company established by Lyxor Asset Management, a wholly-owned subsidiary of Societe Generale Group. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is neither in any way affiliated with nor sponsored by Lyxor Asset Management or Societe Generale Group or any of its other subsidiaries or affiliates.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, be consistent with the investment objective of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. There can be no assurance that the Fund will achieve its investment objectives or that losses will be avoided.

LEVERAGE/VOLATILITY RISK

The Fund invests in Program Basket Derivatives. As described above, Program Basket Derivatives will normally have economic leverage inherent in their terms, and the overall amount of leverage will be determined by the extent to which the Program Basket Derivatives are funded relative to the Fund's exposure to the Program Basket. Under normal circumstances, the Program Basket, with its economic leverage, approximately equals 100% of the Fund's net assets. As a result, a small investment in Program Basket Derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

In addition, economic leverage is inherent in the derivative instruments that are used by programs that comprise the Program Basket and is inherent in derivative investments that are available for direct purchase by the Fund. The cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed. A relatively small investment in derivatives may have a large impact on the Fund's performance.

PROGRAM BASKET RISK

The Fund seeks to gain exposure to the Program Basket through Program Basket Derivatives. The ability of Equinox to assemble the Program Basket is dependent on the availability of investment programs that can serve as the Program Basket components. Equinox does not control the availability of these third party investment programs, and therefore Equinox may not be able to assemble a Program Basket that meets the Fund's Investment Objective. Furthermore, the availability of counterparties willing to offer Program Basket Derivatives may become severely restricted or non-existent, which could materially increase the cost of the Program Basket Derivatives or eliminate the ability of Equinox to pursue its investment strategy on behalf of the Fund.

COUNTERPARTY CREDIT RISK

When the Fund invests in Program Basket Derivatives, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

In addition, to the extent the Fund deals with a limited number of counterparties it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties financial capabilities other than the Adviser's assessment, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

LIQUIDITY RISK

The Fund may invest a portion of its net assets in Program Basket Derivatives and other illiquid securities, such as warrants. These securities generally are not readily marketable and, therefore, may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid securities involve the risk that the Fund may be unable to sell the security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out Program Basket Derivatives on unfavorable terms and at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in Program Basket Derivatives is also subject to the risk that the Fund may not be able to terminate the Program Basket Derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays or lag effects.

INTEREST RATE / MARGIN RISK

The Fund may enter into Program Basket Derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of the Program Basket established by Equinox. To the extent that the Fund engages in such transactions (or other transactions that subject the Fund to payments at floating interest rates), changes in interest rates may affect the operating results of the Fund. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk. In addition, rising interest rates may have a negative impact on the performance of the Program Basket. The anticipated use of margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers (or other counterparties) as collateral for Program Basket Derivatives or other derivative or borrowing transactions decline in value, or should the collateral requirement increase due to a change in value of the underlying securities or an increase in maintenance margin requirements (i.e., a reduction in the percentage of a position that can be financed), then there could be a margin call, pursuant to which additional funds would have to be deposited with the broker, or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. It is anticipated that Program Basket Derivatives will provide that in lieu of meeting a margin call, the Fund may sell a portion of its Program Basket exposure, which means that the Fund is effectively locking in the loss without the potential of participating in any future increase in the Program Basket. In the event of a precipitous drop in the value of Program Basket, the Fund could be forced to sell its entire Program Basket exposure and forfeit the entire amount of cash or liquid securities held in the Fund's collateral account. In addition, in order to raise cash to meet redemption requests, the Fund may be forced to terminate a Program Basket Derivative or sell a portion of its exposure to reduce its margin requirements, generally at a value significantly discounted to the possible value the Fund might realize if the Program Basket Derivatives were held to expiration or sold in a more timely fashion.

MANAGEMENT RISK

Equinox has no prior experience managing a mutual fund. Its inexperience exposes investors to investment and operational risks that a more experienced manager may be able to eliminate or mitigate.

CONCENTRATION RISK

To the extent that the Program Basket is concentrated in similar trading strategies and markets traded, the Fund's exposure to those strategies and markets could be adversely affected by increased competition within those strategies or markets, and legislative, regulatory or other changes impacting those strategies and markets.

OPPOSING POSITION RISK

The Program Basket comprises multiple systematic trading programs that are developed and managed by distinct and separate managers. It is therefore possible that two or more systematic trading programs within the Program Basket may hold opposing long and short positions for the same financial instrument. Such opposing positions would create additional trading costs for the Program Basket without the likelihood of positive return potential for the Program Basket or the Fund.

NON-DIVERSIFICATION RISK

The Fund is not a diversified fund as the term is defined in the 1940 Act because the Fund invests in a small number of Program Basket Derivatives. To the extent the Fund invests a significant percentage of its assets with a single counterparty under the terms of a Program Basket Derivative, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

FIXED-INCOME RISK

A substantial portion of the Fund's assets may be invested in U.S. Treasuries or other short-term debt obligations. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt security prices tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

AGGRESSIVE INVESTMENT RISK

The Fund's investment strategies involve greater risks than the strategies used by typical mutual funds, including the use of Program Basket Derivatives and leverage. Furthermore, the Program Basket consists of trading strategies, investment techniques and instruments (e.g., derivatives) that may involve significant risks that are not typical of most mutual funds. In addition, Lyxor and the managers of these alternative investment programs are often entitled to receive performance-based compensation out of the net profits of these programs, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

EQUITY RISK

The Program Basket comprises investment programs that invest in equities and equity linked securities. Equity markets are volatile and the value of the Fund's investment holdings may fluctuate significantly from day to day depending on the performance of the companies that issued the equities, general market and economic conditions and investor confidence. This volatility may cause the value of an investment in the Fund to decrease.

SHORT SALE RISK

The Program Basket comprises investment programs that may sell equity securities short. If a security sold short increases in price, the investment program manager may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the program manager also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the investment program may be required to pay in connection with the short sale. In addition, because the investment program's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

PERFORMANCE INFORMATION

The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    0.50%
--------------------------------------------------------------------------------------------- ------------------------

----------
* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees*                                                             0.35%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses**                                                                      0.52%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.87%
------------------------------------------------------------ ---------------------------------------------------------
Less Fee Waivers and Expense Reimbursements***                                       (0.27%)
------------------------------------------------------------ ---------------------------------------------------------
Net Total Annual Fund Operating Expenses                                              0.60%
------------------------------------------------------------ ---------------------------------------------------------

----------

* The Fund pays the Adviser compensation at an annual rate as follows: 0.35% on the first $50 million, 0.30% on the next $50 million, and 0.25% in excess of $100 million.
** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
*** The Fund's Adviser has contractually agreed with the Fund to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.60% for Institutional Class Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 0.60% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                                  3 YEARS
-------------------------------- -----------------------------------------------
             $61                                      $251
-------------------------------- -----------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Funds may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with their investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER

Equinox Fund Management, LLC, a Delaware limited liability company formed in 2007, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 1660 Lincoln Street, Suite 100, Denver, CO 80264. The Adviser is an affiliate of The Bornhoft Corporation., an alternative investment management firm founded in 1985 to address the investment needs of institutions and high net worth investors. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of June 1, 2007, the Adviser had approximately $430 million in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% on the first $50 million, 0.30% on the next $50 million, and 0.25% in excess of $100 million for each Fund. The Funds' Adviser has contractually agreed with the Fund to waive advisory fees and, if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.60% for Institutional Class Shares through August 31, 2008. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between each Fund's "Total Annual Fund Operating Expenses" and 0.60% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser can be found in the Funds' Semi-Annual Report to Shareholders dated January 31, 2008.

PORTFOLIO MANAGER

Richard Bornhoft is the Chairman and Chief Investment Officer of the Adviser and is responsible for all day-to-day investment decisions for the Funds, including:
(i) development of alternative asset strategies, (ii) final screening and selection of the Program Basket and other financial instruments, (iii) negotiation of the terms of each investment (including those of managed accounts and over- the-counter derivatives), (iv) asset allocation among selected investment vehicles or derivative instruments, and (v) risk monitoring and risk management. Prior to March 2007, Mr. Bornhoft served as President and CEO of the Adviser from the founding of the firm in August 2003.

Mr. Bornhoft also serves as the President and CEO of The Bornhoft Group Corporation. Mr. Bornhoft makes all day-to-day investment decisions for money managed and/or advised by The Bornhoft Group. He has more than twenty-five years of experience in advising both private and institutional clientele in the alternative investment industry. Over the course of his career, Mr. Bornhoft has designed and operated alternative investment portfolios for approximately twenty
(20) pension plans, corporations and banking institutions throughout the world. He is also a principal of Bornhoft Group Securities Corporation, a registered broker/dealer, and SectorQuant Capital Management, an equities money manager that applies the principles of behavioral finance to allocate investments across equity sectors and trading styles.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Funds.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents except to investors with United States military APO or FPO addresses.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to MutualHedge Funds.

REGULAR MAIL ADDRESS

UMB Fund Services
c/o MutualHedge Funds
P.O. Box 2085
Milwaukee, WI 53201

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o MutualHedge Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-877-635-FUND (3863) for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-877-635-FUND (3863) for instructions prior to wiring the funds.

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number XXXXXX
For credit to MutualHedge Funds
Account Number XXXXXXXXX
Further credit to:
Shareholder account number; names(s) of shareholder(s); SSN or TIN

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. You may call 1-877-635-FUND (3863) to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

MINIMUM INVESTMENTS

You can open an account with the Funds with a minimum initial investment of $5,000,000.

FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily net asset value per share ("NAV") or get additional information.

         Fund Name                 Class             Trading Symbol               CUSIP                Fund Code
---------------------------- ------------------- ----------------------- ------------------------- -------------------
 MutualHedge Institutional        Class I                XXXXX                   XXXXXXXX                 XXX
    Multi-Strategy Fund
---------------------------- ------------------- ----------------------- ------------------------- -------------------
 MutualHedge Institutional        Class I                XXXXX                   XXXXXXXX                 XXX
   Global Arbitrage Fund
---------------------------- ------------------- ----------------------- ------------------------- -------------------

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:

UMB Fund Services
c/o MutualHedge Funds
P.O. Box 2085
Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:

UMB Fund Services
c/o MutualHedge Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMBFS, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

     o    The name of the Fund;
     o    The dollar amount or number of shares being redeemed;
     o    The account number; and
     o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-877-635-FUND (3863) for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-877-635-FUND (3863) between 8:30 a.m. and 6:30 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

     o    Your account number;
     o    The name in which your account is registered;
     o The Social Security or Taxpayer Identification Number under which the account is registered; and
     o    The address of the account holder, as stated in the Purchase
          Application.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, the Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

     o Redemptions made by wire transfer to a bank other than the bank of record;
     o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
     o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;
     o    Redemptions over $50,000;
     o    Adding the telephone redemption option to an existing account;
     o    Changing ownership of your account; or
     o    Adding or changing automated bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of the Fund for Institutional Class Shares of another Fund in the MutualHedge Fund complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-877-635-FUND (3863) to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Funds calculate NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Medallion signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

The Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "How to Purchase Fund Shares" for minimum initial investment amounts). This provision does not apply:

     o    To retirement accounts and certain other accounts; or
     o When the value of your account falls because of market fluctuations and not your redemptions.

The Funds will provide you at least 30 days' written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Funds that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Funds. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of a Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Funds may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Funds do not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Funds. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Funds.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Funds assess a redemption fee of 0.50% on redemptions by shareholders of Fund shares held for less than 7 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 0.50% redemption fee on redemptions of shares that have been held for less than 7 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-877-635-FUND (3863) to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                MUTUALHEDGE FUNDS

INVESTMENT ADVISER

Equinox Fund Management, LLC
1660 Lincoln Street, Suite 100
Denver, CO 80264

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):

BY TELEPHONE:     1-877-635-FUND (3863)

BY MAIL:          UMB Fund Services
                  c/o MutualHedge Funds
                  P.O. Box 2085
                  Milwaukee, WI 53201

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 EFM-PS-002-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                   MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND
                      MUTUALHEDGE EVENT DRIVEN LEGENDS FUND
                 MUTUAL HEDGE QUANTITATIVE TRADING LEGENDS FUND
                 MUTUALHEDGE INSTITUTIONAL GLOBAL ARBITRAGE FUND
                  MUTUALHEDGE INSTITUTIONAL MULTI-STRATEGY FUND


              EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                                 AUGUST 31, 2007

                               INVESTMENT ADVISER:
                          EQUINOX FUND MANAGEMENT, LLC


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information about the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the MutualHedge Equity Long-Short Legends Fund (the "Long-Short Fund"), the MutualHedge Event Driven Legends Fund (the "Event Driven Fund"), the MutualHedge Quantitative Trading Legends Fund (the "Quantitative Trading Fund"), the MutualHedge Institutional Global Arbitrage Fund (the "Global Arbitrage Fund") and the MutualHedge Institutional Multi-Strategy Fund (the "Multi-Strategy Fund") (each, a "Fund" and collectively, the "Funds") and should be read in conjunction with the Funds' prospectuses, dated August 31, 2007.

This SAI is incorporated by reference into the Funds' prospectuses. A prospectus may be obtained by calling toll-free 1-877-635-FUND (3863).


                                TABLE OF CONTENTS
THE TRUST .................................................................   1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES ...........   1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................   7
INVESTMENT LIMITATIONS ....................................................  21
THE ADVISER ...............................................................  22
PORTFOLIO MANAGER .........................................................  23
THE ADMINISTRATOR .........................................................  24
THE DISTRIBUTOR ...........................................................  25
THE TRANSFER AGENT ........................................................  26
THE CUSTODIAN .............................................................  26
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................  26
LEGAL COUNSEL .............................................................  26
TRUSTEES AND OFFICERS OF THE TRUST ........................................  26
PURCHASING AND REDEEMING SHARES ...........................................  32
DETERMINATION OF NET ASSET VALUE ..........................................  32
TAXES .....................................................................  33
BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES ...................  36
PORTFOLIO HOLDINGS ........................................................  38
DESCRIPTION OF SHARES .....................................................  39
SHAREHOLDER LIABILITY .....................................................  39
LIMITATION OF TRUSTEES' LIABILITY .........................................  39
CODES OF ETHICS ...........................................................  39
APPENDIX A - RATINGS ...................................................... A-1

August  31, 2007                                                 EFM-SX-001-0100

THE TRUST

THE FUNDS AND THE TRUST

GENERAL. The Funds are newly established, separate series of The Advisors' Inner Circle Fund II (the "Trust"), which offers other mutual fund series in addition to the Funds. The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For information on shareholder servicing and distribution expenses, see the "Distributor." The Long-Short Fund, the Event Driven Fund and the Quantitative Trading Fund offer Class A Shares and Class C Shares. The Global Arbitrage Fund and the Multi-Strategy Fund offer Institutional Class Shares.

Each Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 ("1940 Act"), meaning it may invest in fewer companies than diversified investment companies. Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund's investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND. The Fund's investment objective is to seek capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets. This investment objective is fundamental and may not be changed without the consent of shareholders. Equinox Fund Management, LLC ("Equinox" or the "Adviser"), the Fund's investment adviser, uses an investment strategy that is designed to provide investment returns similar to those produced by a grouping of distinct long-short equity investment programs. The grouping of these long-short investment programs ("Program Basket") is assembled by Equinox using the five step process described below.

The programs comprising the Program Basket employ long and short investment strategies applied to common stock, preferred stock, convertible securities, stock index futures and options of U.S. and foreign issuers. Profits are made when long positions appreciate and stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

The Fund will not invest directly in any of the limited liability companies or managed accounts upon which the Program Basket is based. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as swap agreements, warrants, options, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox assembles the Program Basket with the aim of providing a benchmark of diverse exposure to long-short equity investment strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;

     o    Demonstrate low-to-moderate correlation with the S&P 500 Index; and

     o Experience lower average monthly volatility compared to traditional broad-based financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the size of/value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives.

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, Exchange-Traded Funds ("ETFs"), and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

MUTUALHEDGE EVENT DRIVEN LEGENDS FUND. The Fund's investment objective is to seek capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets. This investment objective is fundamental and may not be changed without the consent of shareholders. Equinox uses an investment strategy that is designed to provide investment returns similar to those produced by a grouping of distinct event driven trading programs executed by investment managers that Equinox has evaluated ("Event Driven Investment Managers"). These Event Driven Investment Managers invest in securities of companies that are contemplating material changes to their financial situation (a merger, for example). The grouping of these event-driven trading programs ("Program Basket") is assembled by Equinox as described below.

The programs comprising the Program Basket employ trading strategies designed to capture price movements in stocks and other securities of companies that are expected to be involved in corporate events, including, but not limited to: mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other special situations.

The Fund will not invest directly in any of the limited liability companies or managed accounts upon which the Program Basket is based. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as options, swap agreements, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox assembles the Program Basket with the aim of providing a benchmark of diverse exposure to event driven trading strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;

     o    Demonstrate low correlation with the S&P 500 Index; and

     o Experience annual volatility comparable to traditional broad-based financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the size of/value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives.

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, ETFs, and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

MUTUALHEDGE QUANTITATIVE TRADING LEGENDS FUND. The Fund's investment objective is to seek capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets. This investment objective is fundamental and may not be changed without the consent of shareholders. Equinox uses an investment strategy that is designed to provide investment returns similar to those produced by a grouping of systematic (i.e., quantitatively-based) trading programs developed by investment managers that Equinox has evaluated. These investment managers apply their systems across a broad cross-section of futures, options and forward markets. The grouping of systematic trading programs ("Program Basket") is assembled by Equinox as described below.

The programs comprising the Program Basket employ long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments that bear price and liquidity risk in a variety of markets with the aim of earning a profit for the Fund. These derivative instruments are tied to a wide variety of global underlying (cash) markets for currencies, fixed income instruments, equity indices, agricultural products, energy and metals. Profits are made when long positions appreciate and/or short positions depreciate. Conversely, losses are incurred when long positions depreciate and/or short positions appreciate.

The Fund will not invest directly in any of the limited liability companies or managed accounts upon which the Program Basket is based. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as options, swap agreements, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox assembles the Program Basket with the aim of providing a benchmark of diverse exposure to quantitative trading systems that Equinox believes will, over the long run:

     o    Produce positive absolute returns;

     o    Demonstrate low correlation with the S&P 500 Index; and

     o Experience annual volatility comparable to traditional broad-based financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns primarily by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the size of/value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives.

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, ETFs, and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

MUTUALHEDGE INSTITUTIONAL GLOBAL ARBITRAGE FUND. The Fund's investment objective is to seek capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets. This investment objective is fundamental and may not be changed without the consent of shareholders. Equinox uses an investment strategy that is designed to provide investment returns similar to those produced by a diverse grouping of arbitrage investment programs executed by historically successful investment managers. The grouping of these investment arbitrage programs ("Program Basket") is currently represented by active trading programs that comprise the Lyxor Global Arbitrage Fund.

The Lyxor Global Arbitrage Fund consists of arbitrage programs selected by Lyxor Asset Management SA from its alternative asset platform of separately managed accounts. The selected arbitrage programs include a variety of relative value, statistical arbitrage, and volatility and correlation trading strategies and investment techniques. These arbitrage programs are managed by skilled investment managers who are independent of Lyxor Asset Management SA.

The Fund will not invest directly in the Lyxor Global Arbitrage Fund or any of the programs or funds that comprise the Program Basket. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as swap agreements, warrants, options, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox establishes the Program Basket with the aim of providing a benchmark of diverse exposure to alternative investment strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;

     o    Demonstrate low correlation with the S&P 500 Index; and

     o Experience lower annual volatility compared to traditional financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation (or depreciation) of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives.

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, ETFs, and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

The Program Basket shall initially reference the Lyxor Global Arbitrage Fund, a limited liability company established by Lyxor Asset Management, a wholly-owned subsidiary of Societe Generale Group. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is neither in any way affiliated with nor sponsored by Lyxor Asset Management or Societe Generale Group or any of its other subsidiaries or affiliates.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, be consistent with the investment objective of the Fund.

MUTUALHEDGE INSTITUTIONAL MULTI-STRATEGY FUND. The Fund's investment objective is to seek capital appreciation in both up and down (bull and bear) equity markets with annual volatility on par with global equity markets. This investment objective is fundamental and may not be changed without the consent of shareholders. Equinox uses an investment strategy that is designed to provide investment returns similar to those produced by a diverse grouping of distinct alternative investment programs. The grouping of these alternative investment programs ("Program Basket") is currently represented by the active trading programs that comprise the Lyxor Diversified Fund.

The Lyxor Diversified Fund consists of investment programs selected by Lyxor Asset Management SA from its alternative asset platform of approximately 170 separately managed accounts. The selected programs include various equity long-short, event driven, managed futures, global macro, and arbitrage trading strategies and investment techniques strategies. These alternative investment programs are managed by investment managers who are independent of Lyxor Asset Management.

The Lyxor Diversified Fund is a limited liability company established by Lyxor Asset Management SA, a wholly-owned subsidiary of Societe Generale Group. Lyxor has more than $75 billion of assets under management, and Societe Generale Group's assets exceed $500 billion. The Fund is not in any way affiliated with or sponsored by Lyxor Asset Management or Societe Generale Group or any of its other subsidiaries or affiliates.

The Fund will not invest directly in the Lyxor Diversified Fund or any of the limited liability companies or managed accounts in which it invests. Instead, Equinox will actively manage the Fund's exposure to the Program Basket by investing a portion of the Fund's net assets in one or more derivative instruments (structured as swap agreements, warrants, options, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the Program Basket. Such derivative instruments ("Program Basket Derivatives") shall be selected and structured by Equinox in its sole discretion.

Equinox establishes the Program Basket with the aim of providing a benchmark of diverse exposure to alternative investment strategies that Equinox believes will, over the long run:

     o    Produce positive absolute returns;

     o    Demonstrate low correlation with the S&P 500 Index; and

     o Experience lower average monthly volatility compared to traditional broad-based financial market indices such as the S&P 500 Index.

The Fund shall initially seek to gain exposure to the Program Basket returns by investing in an over the counter derivative structured as an option. The Fund will receive from its counterparty under the option agreement the price appreciation or depreciation of the Program Basket in exchange for paying an agreed-upon premium based upon a floating interest rate.

The Fund shall endeavor to invest in Program Basket Derivatives with counterparties rated "A" or higher by Moody's, S&P or Fitch, and such counterparties shall have assets in excess of $100 billion.

In order to achieve the Fund's investment objective, swap agreements and other derivative instruments in which the Fund invests will normally involve economic leverage, which will increase the Fund's exposure to the Program Basket to more than the amount invested in the Program Basket. For example, if the Fund were to invest 15% of its net assets in a Program Basket Derivative designed to give the Fund exposure to the Program Basket equal to 100% of the Fund's net assets, any increase or decrease in the value of the Program Basket underlying the Program Basket Derivative will affect the value of the Fund on a magnitude consistent with the Fund's exposure level or economic leverage, not the actual funding level of 15% of net assets that are invested in the Program Basket Derivatives.

Fund assets not invested in Program Basket Derivatives are invested in U.S. Treasury Bills, short-term money market instruments, short-term debt obligations, structured notes, shares of money market mutual funds, ETFs, and closed-end funds. The Fund is not by definition a "diversified fund" because it invests in a small number of issuers.

Equinox selects the type of Program Basket Derivatives that it believes will most cost effectively gain exposure to the Program Basket, given the composition of the Program Basket, the size of Fund, and the composition of its shareholders. The terms of each derivative contract are negotiated and agreed to with the derivative counterparty. Equinox will negotiate and secure terms, including inherent leverage, implied interest rates and fees, for each Program Basket Derivative with the aim of best achieving the investment objective given market conditions at the time of contracting.

Equinox has ultimate authority over the Fund's assets and the creation of the Program Basket to which the Fund will be exposed. Such exposure may differ materially over time. Periodically, Equinox will evaluate the Program Basket, including the underlying investment managers and trading programs, to determine whether the Program Basket composition is consistent with the Fund's investment strategy. On a regular basis, Equinox will examine the allocation among the components of the Program Basket and rebalance the Program Basket so that the weightings among the components will, in the opinion of Equinox, be consistent with the investment objective of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund's investment objective and permitted by the Fund's stated investment policies.

DERIVATIVES. Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Funds' prospectus, the Funds may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Funds may also invest in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that a Fund engages in hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the U.S. on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

|X|      PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     |X|  Allowing it to expire and losing its entire premium;

     |X| Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     |X|  Closing it out in the secondary market at its current price.

|X|      SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

     |X| The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     |X| A call option on the same security or index with the same or lesser exercise price;

     |X| A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     |X| Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     |X| In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the put option by, among other things:

     |X|  Entering into a short position in the underlying security;

     |X| Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     |X| Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     |X|  Maintaining the entire exercise price in liquid securities.

|X|      OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

|X|      OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

|X|      COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

|X|      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     |X| Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

     |X| Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     |X|  Do not require an initial margin deposit.

     |X| May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that a Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

|X|      EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

|X|      INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

|X|      CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     |X| current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     |X| a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     |X| differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

     |X| have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     |X|  have to purchase or sell the instrument underlying the contract;

     |X|  not be able to hedge its investments; and

     |X|  not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     |X| an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     |X| unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     |X| the facilities of the exchange may not be adequate to handle current trading volume;

     |X| equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     |X| investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If a Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     |X|  actual and anticipated changes in interest rates;

     |X|  fiscal and monetary policies; and

     |X|  national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EXCHANGE-TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the iShares Funds.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. The Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) a Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of a Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their investment adviser or their affiliates unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in
Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES - As consistent with each Fund's investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to each Fund's investment objective, the following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the Program Basket which the Fund tracks may be concentrated in a particular industry, the Fund may also be concentrated in that industry.

2.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. The Fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. The Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may
         (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
         (iii) lend its securities.

4. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to Funds' policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Funds will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Funds will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.

THE ADVISER


GENERAL. Equinox Fund Management, LLC, a Delaware limited liability company formed in 2007, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 1660 Lincoln Street, Suite 100, Denver, CO 80264. The Adviser is an affiliate of The Bornhoft Corporation., an alternative investment management firm founded in 1985 to address the investment needs of institutions and high net worth investors. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of June 1, 2007, the Adviser had approximately $430 million in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of each Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.70% of the average daily net assets of each of the Equity Long-Short Fund, the Event Driven Fund and the Quantitative Trading Fund. For its services under the Advisory Agreement with respect to the Global Arbitrage Fund and the Multi-Strategy Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% for the first $50 million, 0.30% for the next $50 million and 0.25% for amounts over $100 million, based on the average daily net assets of each Fund. The Funds' Adviser has contractually agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep each Fund's actual total annual operating expenses from exceeding 2.20% for Class A Shares, 2.95% for Class C Shares and 0.60% for Institutional Class Shares through August 31, 2008. If at any point during the three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 2.20% for Class A Shares, 2.95% for Class C Shares and 0.60% for Institutional Class Shares to recapture any of its prior expense limitation reimbursements or waivers.


PORTFOLIO MANAGER

This section includes information about the Funds' portfolio manager, including information about other accounts managed, the dollar range of Fund shares owned and compensation.

COMPENSATION. The portfolio manager is the controlling principal of The Bornhoft Group Corporation, an owner of the Adviser. The portfolio manager is not compensated by the Adviser for his portfolio management services other than through his indirect ownership stake in the Adviser.

FUND SHARES OWNED BY THE PORTFOLIO MANAGER. The following table shows the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Funds. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

  ------------------------------------------------ -----------------------------------------------------------------------
  NAME                                                                      DOLLAR RANGE OF FUND SHARES*
  ------------------------------------------------ -----------------------------------------------------------------------
  Richard Bornhoft                                                                      None
  ------------------------------------------------ -----------------------------------------------------------------------

------------
*    Valuation date is June 1, 2007.

OTHER ACCOUNTS. In addition to the Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. [None of the accounts listed below are subject to a performance-based advisory fee. CONFIRM] The information below is provided as of June 1, 2007.

---------------- ------------------------------- --------------------------------- ---------------------------------------
                     REGISTERED INVESTMENT
                           COMPANIES             OTHER POOLED INVESTMENT VEHICLES              OTHER ACCOUNTS
                 ------------- ----------------- ------------- ------------------- ---------------- ----------------------
                  NUMBER OF                       NUMBER OF                           NUMBER OF
     NAME          ACCOUNTS      TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS        ACCOUNTS          TOTAL ASSETS
---------------- ------------- ----------------- ------------- ------------------- ---------------- ----------------------
Richard               0               $0              9           $425,000,000           XXX                $XXX
Bornhoft
---------------- ------------- ----------------- ------------- ------------------- ---------------- ----------------------


CONFLICTS OF INTERESTS. The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund's. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of the Funds' trade, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

    ----------------------------------------------------- -------------------------------------------------
             FEE (AS A PERCENTAGE OF AGGREGATE
                   AVERAGE ANNUAL ASSETS)                         FUND'S AVERAGE DAILY NET ASSETS
    ----------------------------------------------------- -------------------------------------------------
                           0.12%                                         First $250 million
    ----------------------------------------------------- -------------------------------------------------
                           0.10%                                     $250 million - $1 billion
    ----------------------------------------------------- -------------------------------------------------
                           0.08%                                          Over $1 billion
    ----------------------------------------------------- -------------------------------------------------

The minimum fee will be $90,000 per Fund. The MutualHedge Fund Complex will be subject to an additional minimum fee at a rate of $90,000 per additional Fund, in the event that the MutualHedge Fund Complex adds any Fund in addition to the Funds. Additions of new Classes or Shares to any Fund will be subject to an additional minimum fee at a rate of $15,000 per Class, allocable among all of the Funds.

THE DISTRIBUTOR

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares and Class C Shares of each Fund pay SEI Investments Distribution Co. (the "Distributor") an annual fee of up to a maximum of 0.25% and 1.00%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

--------------------------------------- --------------------------------------------------------------------------------------------
                 FUND                                DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
--------------------------------------- --------------------------------------------------------------------------------------------
                                                      $50,000     $100,000     $250,000     $500,000        $1,000,000
                                                     but less     but less     but less     but less        but less
                                        Less than      than         than         than         than           than       $5,000,000
                                         $50,000     $100,000     $250,000     $500,000     $1,000,000      $5,000,000   and over
--------------------------------------- ----------- ----------- ----------- ------------- -------------- -------------- -----------
MutualHedge Equity Long-Short Legends     5.18%       4.05%       3.15%        2.25%          1.80%          0.90%          0.0%
Fund
--------------------------------------- ----------- ----------- ----------- ------------- -------------- -------------- -----------
MutualHedge Events Driven Legends Fund    5.18%       4.05%       3.15%        2.25%          1.80%          0.90%          0.0%
--------------------------------------- ----------- ----------- ----------- ------------- -------------- -------------- -----------
MutualHedge Quantitative Trading
Legends Fund                              5.18%       4.05%       3.15%        2.25%          1.80%          0.90%          0.0%
--------------------------------------- ----------- ----------- ----------- ------------- -------------- -------------- -----------

THE SHAREHOLDER SERVICES PLAN. The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Class A Shares and Class C Shares of the Funds, respectively, subject to the arrangement for provision of shareholder and administrative services.

THE TRANSFER  AGENT

UMB Fund Services, Inc., 803 West Michigan Street Suite A, Milwaukee, Wisconsin 53233 serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust (the "Transfer Agent").

THE CUSTODIAN

Union Bank of California, National Association 475 Sansome Street, 15th Floor, San Francisco, California 94111, acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit, tax and related services for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel for the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------- ---------------- ------------------------------- ----------------------------------------

                               POSITION
                            WITH TRUST AND
         NAME AND               LENGTH           PRINCIPAL OCCUPATIONS
      DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
--------------------------- ---------------- ------------------------------- ----------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Robert Nesher               Chairman of      SEI employee 1974 - present;    Trustee  of  The Advisors' Inner Circle
(08/17/46)                  the Board of     currently performs various      Fund,  Bishop Street  Funds, SEI Global
                            Trustees*        services on behalf of SEI       Master  Fund,  plc,  SEI  Global Assets
                            (since 1991)     Investments for which Mr.       Fund,   plc,  SEI  Global   Investments


--------------------------- ---------------- ------------------------------- ----------------------------------------

                               POSITION
                            WITH TRUST AND
         NAME AND               LENGTH           PRINCIPAL OCCUPATIONS
      DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
--------------------------- ---------------- ------------------------------- ----------------------------------------
                                             Nesher is compensated.          Fund,  plc,  SEI  Investments   Global,
                                             Executive Vice President of     Limited,  SEI Opportunity  Master Fund,
                                             SEI Investments, 1986-1994.     L.P., SEI Opportunity  Fund,  L.P., SEI
                                             Director and Executive Vice     Asset   Allocation   Trust,  SEI  Index
                                             President of the                Fund,  SEI  Daily  Income  Trust,   SEI
                                             Administrator and the           Institutional  International Trust, SEI
                                             Distributor, 1981-1994.         Institutional  Investments  Trust,  SEI
                                                                             Institutional    Managed   Trust,   SEI
                                                                             Liquid  Asset  Trust and SEI Tax Exempt
                                                                             Trust.
--------------------------- ---------------- ------------------------------- ----------------------------------------
William M. Doran            Trustee*         Self-Employed       Consultant  Trustee of The  Advisors'  Inner Circle
(05/26/40)                  (since 1992)     since 2003.  Partner,  Morgan,  Fund,  Bishop Street  Funds,  SEI Asset
                                             Lewis  &   Bockius   LLP  (law  Allocation   Trust,  SEI  Daily  Income
                                             firm)   from   1976  to  2003,  Trust,     SEI    Index    Fund,    SEI
                                             counsel  to  the  Trust,   SEI  Institutional  International Trust, SEI
                                             Investments,               the  Institutional  Investments  Trust,  SEI
                                             Administrator      and     the  Institutional    Managed   Trust,   SEI
                                             Distributor.  Director  of the  Liquid  Asset  Trust and SEI Tax Exempt
                                             Distributor     since    2003.  Trust.,  SEI  Investments - Global Fund
                                             Director  of  SEI  Investments  Services   Limited,   SEI   Investments
                                             since 1974;  Secretary  of SEI  Global,    Limited,   SEI   Investments
                                             Investments since 1978.         (Europe),   Limited,   SEI  Investments
                                                                             (Asia)  Limited,  and  SEI  Asset Korea
                                                                             Co., Ltd.
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------- ---------------- ------------------------------- ----------------------------------------
Charles E. Carlbom          Trustee          Self-Employed Business          Trustee  of The  Advisors'  Inner  Circle
(08/20/34)                  (since 2005)     Consultant, Business            Fund,   Bishop   Street   Funds,   Oregon
                                             Projects   Inc.   since  1997.  Transfer Co., and O.T. Logistics, Inc.
                                             Director,     Crown    Pacific
                                             Inc. CEO and President, United
                                             Grocers Inc. from 1997 to 2000.
--------------------------- ---------------- ------------------------------- ----------------------------------------
Mitchell A. Johnson         Trustee          Retired.                        Director of Federal Agricultural
(03/01/42)                  (since 2005)                                     Mortgage Corporation; Trustee of The
                                                                             Advisors' Inner Circle Fund and Bishop
                                                                             Street Funds.
--------------------------- ---------------- ------------------------------- ----------------------------------------
Betty L. Krikorian          Trustee          Self-Employed Legal and         Trustee of The Advisors' Inner Circle
(01/23/43)                  (since 2005)     Financial Services Consultant   Fund and Bishop Street Funds.
                                             since 2003.  State Street
                                             Bank In-house counsel, 1995 -
                                             2003.
--------------------------- ---------------- ------------------------------- ----------------------------------------

--------------------------- ---------------- ------------------------------- ----------------------------------------

                               POSITION
                            WITH TRUST AND
         NAME AND               LENGTH           PRINCIPAL OCCUPATIONS
      DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
--------------------------- ---------------- ------------------------------- ----------------------------------------
Eugene B. Peters            Trustee          Private  investor from 1987 to  Trustee  of The  Advisors'  Inner  Circle
(06/03/29)                  (since 1993)     present.  Vice  president  and  Fund and Bishop Street Funds.
                                             Chief    Financial    Officer,
                                             Western   Company   of   North
                                             America   (petroleum   service
                                             company),           1980-1986.
                                             President  of Gene  Peters and
                                             Associates  (import  company),
                                             1978-1980.    President    and
                                             Chief  Executive   Officer  of
                                             Jos.  Schlitz  Brewing Company
                                             before 1978.
--------------------------- ---------------- ------------------------------- ----------------------------------------
James M. Storey             Trustee          Attorney,   Solo  Practitioner  Trustee  of The  Advisors'  Inner  Circle
(04/12/31)                  (since 1994)     since 1994. Partner,  Dechert,  Fund, Bishop Street Funds,  Massachusetts
                                             September 1987-December 1993.   Health and  Education  Tax-Exempt  Trust,
                                                                             SEI  Asset  Allocation  Trust,  SEI Daily
                                                                             Income   Trust,   SEI  Index  Fund,   SEI
                                                                             Institutional  International  Trust,  SEI
                                                                             Institutional   Investments   Trust,  SEI
                                                                             Institutional  Managed Trust,  SEI Liquid
                                                                             Asset  Trust  and SEI Tax  Exempt  Trust,
                                                                             and U.S. Charitable Gift Trust.
--------------------------- ---------------- ------------------------------- ----------------------------------------
George J. Sullivan, Jr.     Trustee          Chief    Executive    Officer,  Trustee of The  Advisors'  Inner Circle
(11/13/42)                  (since 1999)     Newfound    Consultants   Inc.  Fund,  Bishop Street  Funds,  SEI Asset
                                             since  April   1997.   General  Allocation   Trust,   SEI   Opportunity
                                             Partner,    Teton    Partners,  Fund,  SEI  Daily  Income  Trust,   SEI
                                             L.P.,    June    1991-December  Index    Fund,    SEI     Institutional
                                             1996;      Chief     Financial  International  Trust, SEI Institutional
                                             Officer,    Nobel    Partners,  Investments  Trust,  SEI  Institutional
                                             L.P.,   March    1991-December  Managed Trust,  SEI Liquid Asset Trust,
                                             1996;   Treasurer  and  Clerk,  SEI  Opportunity  Master Fund,  SEI Tax
                                             Peak Asset  Management,  Inc.,  Exempt   Trust,    and   State   Street
                                             since 1991.                     Navigator Securities Lending Trust.
--------------------------- ---------------- ------------------------------- ----------------------------------------

------------
* Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 5 times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 2 times during the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met 0 times during the most recently completed Trust fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of June 1, 2007. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ --------------------------------------------------------- ---------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF SHARES
NAME                             DOLLAR RANGE OF FUND SHARES*                            (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------ --------------------------------------------------------- ---------------------------------------
Nesher                                       None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Doran                                        None                                             None
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ --------------------------------------------------------- ---------------------------------------
Carlbom                                      None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Johnson                                      None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Krikorian                                    None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Peters                                       None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Storey                                       None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Sullivan                                     None                                             None
------------------ --------------------------------------------------------- ---------------------------------------

------------
*    Valuation date is June 1, 2007


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

============================= =================== ======================== ==========================================
                                                        PENSION OR
                                  AGGREGATE         RETIREMENT BENEFITS
                              COMPENSATION FROM     ACCRUED AS PART OF       TOTAL COMPENSATION FROM TRUST AND FUND
NAME OF TRUSTEE                   THE TRUST            FUND EXPENSES                 COMPLEX PAID TO TRUSTEES (1)
============================= =================== ======================== ==========================================
Robert A. Nesher*             $0                            N/A            $0 for service on one (1) board
============================= =================== ======================== ==========================================

William M. Doran*             $0                            N/A            $0 for service on one (1) board
============================= =================== ======================== ==========================================

                              $6,401                        N/A            $6,401 for service on one (1) board
Charles E. Carlbom
============================= =================== ======================== ==========================================

Mitchell A. Johnson           $7,817                        N/A            $7,817 for service on one (1) board

============================= =================== ======================== ==========================================

Betty L. Krikorian            $7,817                        N/A            $7,817 for service on one (1) board

============================= =================== ======================== ==========================================

Eugene B. Peters              $6,121                        N/A            $6,121 for service on one (1) board
============================= =================== ======================== ==========================================

James M. Storey               $6,121                        N/A            $6,121 for service on one (1) board
============================= =================== ======================== ==========================================

George J. Sullivan            $6,121                        N/A            $6,121 for service on one (1) board
============================= =================== ======================== ==========================================

------------

(1) The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex. * A Trustee who is an "interested person" as defined by the 1940 Act.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------ ----------------------- -------------------------------------- ------------------------------
       NAME AND           POSITION WITH TRUST
     DATE OF BIRTH         AND LENGTH OF TERM    PRINCIPAL OCCUPATIONS IN PAST 5 YEARS    OTHER DIRECTORSHIPS HELD
------------------------ ----------------------- -------------------------------------- ------------------------------
     James F. Volk             President         Senior Operations Officer atSEI                    None
      (08/28/62)              (since 2003)       Investments, Fund Accounting and
                                                 Administration since 1996;
                                                 Assistant Chief Accountant for
                                                 the U.S. Securities and
                                                 Exchange Commission's Division
                                                 of Investment Management from
                                                 1993 to 1996.
------------------------ ----------------------- -------------------------------------- ------------------------------
    Michael Lawson        Controller and Chief   Director, Fund Accounting since July               None
       (10/8/60)           Financial Officer     2005, Manager, Fund Accounting, SEI
                              (since             2005) Investments AVP, from
                                                 April 1995 through July 2005,
                                                 excluding February 1998 through
                                                 October 1998, Assistant Product
                                                 Manager, Pilgrim Baxter &
                                                 Associates February 1998
                                                 through October 1998.
------------------------ ----------------------- -------------------------------------- ------------------------------
     Russell Emery               Chief           Director of Investment Product                     None
      (12/18/62)           Compliance Officer    Management and Development, SEI
                              (since             2006) Investments, since
                                                 February 2003; Senior
                                                 Investment Analyst - Equity
                                                 Team, SEI Investments, from
                                                 March 2000 to February 2003.
------------------------ ----------------------- -------------------------------------- ------------------------------
   Timothy D. Barto        Vice President and    General Counsel and Secretary of                   None
      (03/28/68)          Assistant Secretary    SIMC and the Administrator since
                              (since 1999)       2004. Vice President of SIMC and
                                                 the Administrator since 1999. Vice
                                                 President and Assistant Secretary of
                                                 SEI Investments since 2001.
                                                 Assistant Secretary of SIMC, the
                                                 Administrator and the Distributor
                                                 and Vice President of the
                                                 Distributor from 1999 to 2003.
------------------------ ----------------------- -------------------------------------- ------------------------------
     James Ndiaye            Vice President      Vice President and Assistant                       None
      (09/11/68)             and Secretary       Secretary of SIMC since 2005. Vice
                              (since             2004) President at Deutsche
                                                 Asset Management from 2003 to
                                                 2004. Associate at Morgan,
                                                 Lewis & Bockius LLP from 2000
                                                 to 2003. Assistant Vice
                                                 President at ING Variable
                                                 Annuities Group from 1999 to
                                                 2000.
------------------------ ----------------------- -------------------------------------- ------------------------------


------------------------ ----------------------- -------------------------------------- ------------------------------
       NAME AND           POSITION WITH TRUST
     DATE OF BIRTH         AND LENGTH OF TERM    PRINCIPAL OCCUPATIONS IN PAST 5 YEARS    OTHER DIRECTORSHIPS HELD
------------------------ ----------------------- -------------------------------------- ------------------------------
   Sophia A. Rosala        Vice President and    Vice President and Assistant                       None
      (02/01/74)         Secretary (since 2005)  Secretary of SIMC and the
                                                 Administrator since 2005.
                                                 Compliance Officer at SEI
                                                 Investments from 2001 to 2004.
                                                 Account and Product Consultant at
                                                 SEI Private Trust Company from 1998
                                                 to 2001.

------------------------ ----------------------- -------------------------------------- ------------------------------
     Nicole Welch             AML Officer        Compliance Analyst, TD Waterhouse,                 None
      (09/13/77)              (since 2005)       2004. Senior Compliance Analyst,
                                                 UBS Financial Services, 2002-2004.
                                                 Knowledge Management Analyst,
                                                 PricewaterhouseCoopers Consulting,
                                                 2000-2002.
------------------------ ----------------------- -------------------------------------- ------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the NYSE is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90 day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of each Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that each Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires each Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT

The Funds' dividends that are paid to their corporate shareholders and are attributable to qualifying dividends they received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds designate the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates the net asset value) with respect to such dividend (and a Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains regardless of how long a Fund's shares have been held by the shareholder. The Funds will report annually to their shareholders the amount of the Funds' distributions that qualify for the reduced tax rates on qualified dividend income.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit or a deduction with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Funds to their shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds' to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized by the Funds on the sale of debt securities are generally treated as ordinary losses by the Funds. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Funds' ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

COMMODITY-LINKED DERIVATIVES. The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. After such time, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

SPECIAL TAX CONSIDERATIONS. As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to a Fund, it is possible that the amount of its qualifying income would no longer satisfy the 90% Test and the Fund would fail to qualify as a RIC.

It is also possible that a Fund's strategy of investing in foreign currency-related financial instruments might cause the Fund to fail to satisfy the Asset Test, resulting in its failure to qualify as a RIC. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Fund invests are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Fund could result in the failure by the Fund to diversify its investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above.

In general, with respect to the Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

OTHER TAX POLICIES. In certain cases, the Funds will be required to withhold, at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-877-635-FUND
(3863).

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional funds of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Funds' property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Trust's Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that each Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Distributor and Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These

Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  - Amortization Schedule - the larger the final maturity
                    relative to other maturities, the more likely it will be treated as a note, and

                  - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 59


ITEM 23.  Exhibits:

 (a) The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to exhibit
         (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000667 on November 18, 2005.

(d)(3) Expense Limitation Agreement dated May 31, 2007 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Burkenroad Fund and Hancock Horizon Treasury Securities Money Market Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
 (d)(4) Expense Limitation Agreement dated May 31, 2007 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Prime Money Market Fund, is is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(5) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(6) Expense Waiver Reimbursement Agreement between the Registrant and Champlain Investment Partners, LLC, as relating to the Champlain Small Company Fund, to be filed by amendment.
(d)(7) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(8) Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(d)(9) Investment Advisory Agreement dated August 30, 2005 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(d)(10) Expense Limitation Agreement dated November 28, 2006 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, relating to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.

 (d)(11) Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(d)(12) Form of Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.

(d)(13) Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset Management Investment Services, Ltd. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(d)(14) Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset Management Asia Limited is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(15) Form of Investment Advisory Agreement between the Registrant and Hennion and Walsh Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(d)(16) Investment Advisory Agreement between the Registrant and Equinox Fund Management, LLC relating to the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund, the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional Multi-Strategy Fund to be filed by amendment.
 (d)(17) Expense Limitation Agreement between the Registrant and Equinox Fund Management, LLC relating to the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund, the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional Multi-Strategy Fund to be filed by amendment.

(e)(1) Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit
         (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(e)(2) Form of Sub-Distribution and Servicing Agreement is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(f)      Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(3) Revised Attachment C to the Custody Agreement dated September 1, 2004, between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(g)(4) Amendment and Assignment dated August 8, 2006 of the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association to U.S. Bank National Association is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(g)(5) Custody Agreement dated February 8, 2007 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit
         (g)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(g)(6) Amendment and Attachment C dated May 11, 2007 to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A. is filed herewith.
(g)(7) Custody Agreement between the Registrant and Union Bank of California relating to the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund, the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional Multi-Strategy Fund to be filed by amendment.

 (h)(1) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002 by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(2) Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.

(h)(3) Amendment and Attachment 1 dated November 30, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(4) Amendment and Attachment 1 dated December 21, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(5) Amendment and Attachment 1 dated June 14, 2005 to the Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the UCM Institutional Money Market Fund, is incorporated herein by reference to Exhibit
         (h)(6) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(6) Amendment and Attachment 1 dated August 31, 2005 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(7) Amendment and Attachment 1 dated July 29, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Perimeter Small Cap Growth Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000044 on February 13, 2007.
(h)(8) Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Aberdeen Total Return Fixed Income Fund, Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund and Aberdeen International Equity Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(h)(9) Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the Hennion and Walsh SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund is filed herewith.
(h)(10) Amendment and Attachment to the Administration Agreement between the Registrant and SEI Investments Global Funds Services, relating to the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund, the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional Multi-Strategy Fund to be filed by amendment.
(h)(11) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(h)(12) Amended Schedule A dated August 13, 2001 to the Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(13) Shareholder Services Agreement between the Registrant and Hancock Bank, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(h)(14) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(15) Schedule A dated August 9, 2005 to the Shareholder Services Plan dated August 9, 2005, relating to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(16) Revised Schedule A to the Shareholder Services Plan dated August 9, 2005, relating to the Aberdeen Emerging Markets Fund, the Aberdeen Global Equity Fund, the Aberdeen Total Return Fixed Income Fund, the Aberdeen International Equity Fund, the Hennion and Walsh SmartGrowth ETF Lipper Optimal Conservative Index Fund, Hennion and Walsh SmartGrowth ETF Lipper Optimal Moderate Index Fund, and Hennion and Walsh SmartGrowth ETF Lipper Optimal Growth Index Fund to be filed by amendment.

(h)(17) Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(18) AML Amendment to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 31, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(19) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
 (h)(20) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(21) Amendment to the Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc to be filed by amendment.
(h)(22) Transfer Agency and Service Agreement between the Trust and UMB Fund Services, Inc. to be filed by amendment.
(h)(23) Form of Securities Lending Authorization Agreement, relating to the Northern Trust Company, is incorporated herein by reference to Exhibit
         (h)(23) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.


(j)      Not Applicable.

(k)      Not Applicable.
(l)      Not Applicable.

(m)(1) Distribution Plan (compensation type) dated May 31, 2000 as amended November 16, 2004, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.

(m)(2) Schedule A, as amended November 16, 2004, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(m)(3) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(m)(4) Schedule A dated February 23, 2005 to the Distribution Plan dated February 23, 2005, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(m)(5) Schedule B, dated November 16, 2004, to the Distribution Plan dated May 31, 2000, as amended July 24, 2004, realting to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 3, 2007.
(m)(6) Distribution Plan relating to the Hennion and Walsh SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund to be filed by amendment.
(m)(7) Distribution Plan relating to the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund and the MutualHedge Quantitative Trading Legends Fund to be filed by amendment.
(n)(1) Amended and Restated Rule 18f-3 Multiple Class Plan dated August 2005 and Schedules and Certificates of Class Designation thereto is filed herewith.
(n)(2) Schedules and Certificates of Class Designation thereto to the Amended and Restated Rule 18f-3 multiple Class Plan dated August 2005, relating to MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund, the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional Multi-Strategy Fund, to be filed by amendment.
(o)      Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(p)(2) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(p)(4) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(5) W.H. Reaves & Co., Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(6) W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(7) Perimeter Capital Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(p)(8) Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services, Ltd. and Aberdeen Asset Management Asia Limited Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.
(p)(9) Utendahl Capital Management, L.P. Code of Ethics is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000044 on February 13, 2007.
(p)(10) Hennion and Walsh Asset Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(p)(11)  Equinox Fund Management, LLC Code of Ethics to be filed by amendment.


ITEM 24. Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Advisers:

     Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


ABERDEEN ASSET MANAGEMENT INC.
------------------------------

Aberdeen Asset Management ("Aberdeen") serves as investment adviser for the Registrant's Aberdeen Total Return Fixed Income Fund, Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund and Aberdeen International Equity Fund. The principal business address of Aberdeen is 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen is an investment adviser registered under the Investment Advisers Act of 1940.


---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Martin Gilbert,                                  Aberdeen Asset Management PLC             Chief Executive Officer
Chairman and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Gary Bartlett,                                                --                                     --
CEO and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Christian Pittard,                                            --                                     --
Vice President and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Bev Hendry,                                                   --                                     --
Vice President and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Andrew Smith,                                                 --                                     --
CFO and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Sue Mullin,                                                   --                                     --
Vice President and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Steve Ilott,                                     Aberdeen Asset Management PLC           Group Head of Fixed Income
Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Alan Goodson,                                                 --                                     --
Secretary
---------------------------------------------- ---------------------------------- ------------------------------------------
James Capezzutto,                                  Aberdeen Asset Management                         CCO
CCO                                                Investment Services, Ltd.
---------------------------------------------- ---------------------------------- ------------------------------------------
Alexa DiGiorgio,                                              --                                     --
COO and Vice President
---------------------------------------------- ---------------------------------- ------------------------------------------
Rob Sellar                                                    --                                     --
Vice President
---------------------------------------------- ---------------------------------- ------------------------------------------
Tim Sullivan                                                  --                                     --
Vice President
---------------------------------------------- ---------------------------------- ------------------------------------------

CHAMPLAIN INVESTMENT PARTNERS, LLC
----------------------------------

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain is 346 Shelburne Road, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940.


---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Scott T. Brayman                                              --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Judith W. O' Connell                                          --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Deborah Healey                                                --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Van Harissis                                                  --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
David M. O'Neal                                               --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------


EQUINOX FUND MANAGEMENT, LLC
----------------------------

Equinox Fund Management, LLC ("Equinox") serves as investment adviser for the Registrant's MutualHedge Equity Long-Short Legends Fund, MutualHedge Event Driven Legends Fund, MutualHedge Quantitative Trading Legends Fund, MutualHedge Institutional Global Arbitrage Fund and MutualHedge Institutional Multi-Strategy Fund. The principal business address for Equinox is 1660 Lincoln Street, Suite 100, Denver, CO 80264. Equinox is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
                                                        --                                     --
Robert Enck- President, Chief
Executive Officer
---------------------------------------- ---------------------------------- ------------------------------------------
                                          The Bornhoft Group Corporation      President and Chief Executive Officer
Richard E. Bornhoft-Chairman of the
Board, Chief Investment Officer
---------------------------------------- ---------------------------------- ------------------------------------------
                                          The Bornhoft Group Corporation            Chief Operations Officer
Ron S. Montano-Chief Compliance Officer

---------------------------------------- ---------------------------------- ------------------------------------------
John C. Plimpton-Member of the                          --                                     --
Executive Committee

---------------------------------------- ---------------------------------- ------------------------------------------
                                          The Bornhoft Group Corporation             Chief Financial Officer
Brent Bales-Chief Financial Officer

---------------------------------------- ---------------------------------- ------------------------------------------
John R. Zumbrunn-Member of the                          --                                     --
Executive Committee

---------------------------------------- ---------------------------------- ------------------------------------------

HENNION AND WALSH ASSET MANAGEMENT, INC.

Hennion and Walsh Asset Management, Inc. ("H&W") serves as the investment adviser for the Registrant's SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund. The principal business address for H&W is 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. H&W is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                        NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
William Walsh, President                      Hennion and Walsh, Inc.                        Officer
                                         ---------------------------------- ------------------------------------------
                                             Hennion and Walsh Wealth                        Officer
                                                    Advisors
---------------------------------------- ---------------------------------- ------------------------------------------
Richard Hennion, Executive Vice               Hennion and Walsh, Inc.                        Officer
President                                ---------------------------------- ------------------------------------------
                                             Hennion and Walsh Wealth
                                                    Advisors                                 Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Debbie Williams, Chief Financial              Hennion and Walsh, Inc.                        Officer
Officer                                  ---------------------------------- ------------------------------------------
                                         Hennion and Walsh Wealth Advisors                   Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Al Vermitsky, Chief Compliance Officer        Hennion and Walsh, Inc.                        Officer
                                         ---------------------------------- ------------------------------------------
                                         Hennion and Walsh Wealth Advisors                   Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Kevin Mahn, Chief Investment Officer &        Hennion and Walsh, Inc.                       Employee
Portfolio Manager
---------------------------------------- ---------------------------------- ------------------------------------------


HORIZON ADVISERS
----------------

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund and Prime Money Market
Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
John Portwood                                                 --                                     --
Chief Investment Strategist
---------------------------------------------- ---------------------------------- ------------------------------------------
David Lundgren                                                --                                     --
Director of Equities and Research
---------------------------------------------- ---------------------------------- ------------------------------------------
Jeffrey Tanguis                                               --                                     --
Director of Fixed Income
---------------------------------------------- ---------------------------------- ------------------------------------------
Ashley Cosgriff                                               --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Paula Chastain                                                --                                     --
Portfolio Manager
---------------------------------------------- ---------------------------------- ------------------------------------------
Kristy Oehms                                                  --                                     --
Portfolio Analyst
---------------------------------------------- ---------------------------------- ------------------------------------------
Sarah Carter                                                  --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Shaw Breland                                                  --                                     --
Performance Analyst
---------------------------------------------- ---------------------------------- ------------------------------------------
Kendra Cain                                    Hancock Investment Services, Inc.             Compliance Director
Chief Compliance Officer
---------------------------------------------- ---------------------------------- ------------------------------------------

PERIMETER CAPITAL MANAGEMENT, LLC
---------------------------------

Perimeter Capital Management, LLC ("Perimeter") serves as the investment adviser for the Registrant's Perimeter Small Cap Growth Fund. The principal business address of Perimeter is Five Concourse Parkway , Suite 2725, Atlanta, Georgia 30328. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                       NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
G. Bradley Ball, Managing Partner &       Trusco Capital Management, Inc.          Former Managing Partner &
CEO, Perimeter Capital Management                                                  Executive Vice President,
                                                                                     Institutional Sales
---------------------------------------- ---------------------------------- ------------------------------------------
Mark D. Garfinkel, CFA, Managing          Trusco Capital Management, Inc.      Former Managing Partner & Small Cap
Partner & CIO, Perimeter Capital                                                         Growth Manager
Management
---------------------------------------- ---------------------------------- ------------------------------------------
James N. Behre, Managing Partner & Dir    Trusco Capital Management, Inc.     Former V.P., Senior Research Analyst
of Research, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
Christopher J. Paolella, Managing         Trusco Capital Management, Inc.         Former V.P., Consultant Sales
Partner & Director of Marketing,
Perimeter Capital Management
---------------------------------------- ---------------------------------- ------------------------------------------
Theresa N. Benson, Partner & Director     Trusco Capital Management, Inc.       Former V.P., Institutional Sales
of Client Relations, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
Adam C. Stewart, CFA, Partner &           Trusco Capital Management, Inc.       Former V.P., Director of Trading
Director of Trading & Chief Compliance
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Patrick W. Kirksey, Partner & Senior      Trusco Capital Management, Inc.         Former V.P., Research Analyst
Research Analyst
---------------------------------------- ---------------------------------- ------------------------------------------
Carrie A. Tallman, Partner & Research     Trusco Capital Management, Inc.      Former Associate, Research Analyst
Analyst
---------------------------------------- ---------------------------------- ------------------------------------------

UTENDAHL CAPITAL MNAGEMENT L.P.
-------------------------------

Utendahl Capital Management L.P. ("Utendahl") serves as the investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address of Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940.


---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                        NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Penny Zuckerwise, Chief Executive              Lebenthal Funds Inc.                Director (2002 to Present)
Officer                                  ---------------------------------- ------------------------------------------
                                                  Boston Advisors                  Director (2002 to Present)
                                         ---------------------------------- ------------------------------------------
                                                 Boldcap Ventures              Managing Partner (2001 to Present)
                                         ---------------------------------- ------------------------------------------
                                                   Wiserock, LLC                 Managing Member (1999 to 2004)
---------------------------------------- ---------------------------------- ------------------------------------------
Jo Ann Corkran, Chief Investment
Officer                                                 --                                     --
---------------------------------------- ---------------------------------- ------------------------------------------
Steven Schneider, Chief Operating
Officer                                            Deutsche Bank                Managing Director (1998 to 2005)
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Mandel, Managing Director
                                                        --                                     --
---------------------------------------- ---------------------------------- ------------------------------------------
Kim Beckley, Marketing Director
                                                        --                                     --
---------------------------------------- ---------------------------------- ------------------------------------------
Jerald P. Menozzi Jr., Managing
Director, Mortgage Strategies                           --                                     --
---------------------------------------- ---------------------------------- ------------------------------------------

W.H. REAVES  & CO., INC.
------------------------

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                        NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
John Bartlett                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Louis Cimino                                            --                                     --
Vice President and Treasurer
---------------------------------------- ---------------------------------- ------------------------------------------
William Ferer                                           --                                     --
President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Harmke                                           --                                     --
Assistant Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
David Pass                                              --                                     --
Vice President, and Corporate Secretary
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Porter                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
William Reaves                                          --                                     --
Non Executive Chairman
---------------------------------------- ---------------------------------- ------------------------------------------
Stacy Saul                                              --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Ronald Sorenson                                         --                                     --
Vice Chairman and Chief Executive
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Rowland Wilhelm                                         --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Kathleen Vuchetich                                      --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------

W.R. HAMBRECHT + CO. ASSET MANAGEMENT,LLC
-----------------------------------------

W.R. Hambrecht + Co. Asset Management, LLC ("Hambrecht") serves as the investment adviser for the Registrant's Hambrecht Small Cap Technology Fund. The principal business address of Hambrecht is 539 Bryant Street, Suite 100, San Francisco, CA 94107-1237. Hambrecht is an investment adviser registered under the Investment Advisers Act of 1940.

-------------------------------------- ------------------------------------ ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                      NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
-------------------------------------- ------------------------------------ ------------------------------------------
Robert F. Raney III                          WR Hambrecht + Co., LLC                Registered Representative
President, COO, and Portfolio Manager
-------------------------------------- ------------------------------------ ------------------------------------------
Johnny Svoren                                WR Hambrecht + Co., LLC                Registered Representative
Director of Research
-------------------------------------- ------------------------------------ ------------------------------------------
Anna-Marie Schweizer                         WR Hambrecht + Co., LLC          Registered Representative/Controller
Chief Financial Officer & Chief
Compliance Officer                            Ironstone Group, Inc.                     CFO (7/05 - 6/05)

                                         Matthews International Capital                     Director
                                                 Management, LLC

                                          The Sarah & William Hambrecht                 CFO and Director
                                         Foundation (a family charitable
                                                   foundation)
-------------------------------------- ------------------------------------ ------------------------------------------

ITEM 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                       July 15, 1982
         SEI Liquid Asset Trust                       November 29, 1982
         SEI Tax Exempt Trust                         December 3, 1982
         SEI Index Funds                              July 10, 1985
         SEI Institutional Managed Trust              January 22, 1987
         SEI Institutional International Trust        August 30, 1988
         The Advisors' Inner Circle Fund              November 14, 1991
         The Advisors' Inner Circle Fund II           January 28, 1993
         Bishop Street Funds                          January 27, 1995

         SEI Asset Allocation Trust                   April 1, 1996
         SEI Institutional Investments Trust          June 14, 1996
         HighMark Funds                               February 15, 1997
         Oak Associates Funds                         February 27, 1998
         CNI Charter Funds                            April 1, 1999
         iShares Inc.                                 January 28, 2000
         iShares Trust                                April 25, 2000
         JohnsonFamily Funds, Inc.                    November 1, 2000
         Causeway Capital Management Trust            September 20, 2001
         The Japan Fund, Inc.                         October 7, 2002
         Barclays Global Investors Funds              March 31, 2003
         The Arbitrage Funds                          May 17, 2005
         The Turner Funds                             January 1, 2006
         ProShares Trust                              November 14, 2005
         Community Reinvestment Act Qualified
           Investment Fund                            January 8, 2007

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------
William M. Doran           Director                                                             --
Edward D. Loughlin         Director                                                             --
Wayne M. Withrow           Director                                                             --
Kevin Barr                 President & Chief Executive Officer                                  --
Maxine Chou                Chief Financial Officer & Treasurer                                  --
Thomas Rodman              Chief Operations Officer                                             --
John Munch                 General Counsel & Secretary                                          --
Karen LaTourette           Chief Compliance Officer,
                           Anti-Money Laundering Officer & Assistant Secretary                  --
Mark J. Held               Senior Vice President                                                --
Lori L. White              Vice President & Assistant Secretary                                 --
Robert Silvestri           Vice President                                                       --
John Coary                 Vice President & Assistant Secretary                                 --
Michael Farrell            Vice President                                                       --
Mark McManus               Vice President                                                       --


ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi  39502

                                    U.S. Bank, N.A. 800 Nicollett Mall
                                    Minneapolis, Minnesota 55402

                                    Union Bank of California, N.A.
                                    475 Sansome Street
                                    15th Floor
                                    San Francisco, California  94111

                                    Northern Trust Company
                                    50 La Salle Street
                                    Chicago, Illinois 60675

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                                    Aberdeen Asset Management Inc.
                                    1735 Market Street, 37th Floor,
                                    Philadelphia, PA 19103

                                    Champlain Investment Partners, LLC
                                    346 Shelburne Road
                                    Burlington, Vermont 05401

                                    Equinox Fund Management, LLC
                                    1660 Lincoln Street
                                    Suite 100
                                    Denver, Colorado 80264

                                    Hennion and Walsh Asset Management, Inc.
                                    2001 Route 46
                                    Waterview Plaza
                                    Parsippany, New Jersey 07054

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi 39502

                                    Perimeter Capital Management, LLC
                                    Five Concourse Parkway
                                    Suite 2725
                                    Atlanta, Georgia 30328

                                    Utendahl Capital Management L.P.
                                    30 Broad Street, 21st Floor
                                    New York, New York 10004

                                    W.H. Reaves & Co., Inc.
                                    10 Exchange Place, 18th Floor
                                    Jersey City, New Jersey 07302

                                    W.R. Hambrecht + Co. Asset Management, LLC
                                    539 Bryant Street, Suite 100 San Francisco,
                                    California 94107-1237



ITEM 29.  Management Services:

         None.


ITEM 30.  Undertakings:

         None.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 59 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of June, 2007.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By: /s/ JAMES F. VOLK
                                                 -------------------------------
                                                 James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


             *                      Trustee                    June 15, 2007
-----------------------------
William M. Doran

              *                     Trustee                    June 15, 2007
-----------------------------
Robert A. Nesher

              *                     Trustee                    June 15, 2007
-----------------------------
Eugene B. Peters

              *                     Trustee                    June 15, 2007
-----------------------------
James M. Storey

           *                        Trustee                    June 15, 2007
-----------------------------
George J. Sullivan, Jr.

           *                        Trustee                    June 15, 2007
-----------------------------
Betty L. Krikorian

           *                        Trustee                    June 15, 2007
-----------------------------
Charles E. Carlbom

           *                        Trustee                    June 15, 2007
-----------------------------
Mitchell A. Johnson


/s/ JAMES F. VOLK                   President                  June 15, 2007
-----------------------------
James F. Volk

           *                        Controller &               June 15, 2007
-----------------------------      Chief Financial Officer
Michael Lawson

By:  /s/ JAMES F. VOLK
     -----------------------
     James F. Volk

     Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 31, 2007.

                                  EXHIBIT INDEX


EXHIBIT NUMBER           DESCRIPTION
--------------          ------------
EX-99.G6                Amendment and Attachment C dated May 11, 2007 to the
                        Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A.

EX-99.H9 Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, relating to the to the Hennion and Walsh SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund

EX-99.I                 Opinion and Consent of Counsel, Morgan, Lewis & Bockius
                        LLP

EX-99.N1 Amended and Restated Rule 18f-3 Multiple Class Plan dated August 2005 and Schedules and Certificates of Class Designation